UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Conservative Fund
Class A [PACAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.64%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSA-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	20.64	4.53	4.45
Class A (with sales charge)	13.71	3.30	3.83
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSA-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSA-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class C [PACCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Dynamic Asset Allocation Conservative Fund returned 19.63%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSC-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	19.63	3.74	3.82
Class C (with sales charge)	18.63	3.74	3.82
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSC-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSC-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class P
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class P shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSP-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class P 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class P	20.98	4.93	4.82
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSP-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSP-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class R [PACRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$138	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.20%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	20.20	4.27	4.18
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class R5 [PACDX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$82	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R5 shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.92%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR5-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R5	20.92	4.82	4.76
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR5-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR5-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class R6 [PCCEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.93%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSR6-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	20.93	4.88	4.82
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSR6-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSR6-1124

Putnam Dynamic Asset Allocation Conservative Fund
Class Y [PACYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Dynamic Asset Allocation Conservative Fund returned 20.80%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the Putnam Conservative Blended Benchmark¹, which returned 11.57% and 18.04%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
Security selection decisions within these strategies:
↓	International Equity Fundamental strategy
↓	High Yield Fixed Income strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-ATSY-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	20.80	4.80	4.70
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Putnam Conservative Blended Benchmark[1]	18.04	4.79	5.09
1	The Putnam Conservative Blended Benchmark is a blended benchmark comprised of 65% Bloomberg U.S. Aggregate Index, 25% Russell 3000 Index, 5% JPMorgan Developed High Yield Index and 5% MSCI EAFE Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$584,821,853
Total Number of Portfolio Holdings*	2,077
Total Management Fee Paid	$2,808,701
Portfolio Turnover Rate	372%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 2	38957-ATSY-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 3	38957-ATSY-1124

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
September 30, 2024	$137,006	$ —	$20,444	$ —
September 30, 2023	$135,855	$ —	$24,103	$ —

For the fiscal years ended September 30, 2024 and September 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $981,241 and $244,735 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
September 30, 2024	$ —	$791,963	$168,834	$960,797
September 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Conservative
Fund

Financial Statements and Other Important Information

Annual | September 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Dynamic Asset Allocation Conservative Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Dynamic Asset Allocation Conservative Fund (one of the funds constituting Putnam Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Dynamic Asset Allocation Conservative Fund	1

The fund’s portfolio 9/30/24
COMMON STOCKS (51.6%)*	Shares	Value
Basic materials (2.4%)
AdvanSix, Inc.	724	$21,995
Air Liquide SA (France)	873	168,585
American Woodmark Corp. †	469	43,828
Andersons, Inc. (The)	793	39,761
AptarGroup, Inc.	875	140,166
ArcelorMittal SA (France)	3,148	82,429
Archer-Daniels-Midland Co.	2,284	136,446
Arcosa, Inc.	139	13,172
Arkema SA (France)	1,193	113,632
Atkore, Inc.	131	11,101
Avient Corp.	275	13,838
Axalta Coating Systems, Ltd. †	3,448	124,783
Beacon Roofing Supply, Inc. †	135	11,668
BHP Group, Ltd. (ASE Exchange) (Australia)	13,654	423,904
BHP Group, Ltd. (London Exchange) (Australia)	1,260	38,964
Boise Cascade Co.	527	74,296
Carpenter Technology Corp.	80	12,766
CF Industries Holdings, Inc.	1,749	150,064
Cie de Saint-Gobain SA (France)	6,004	547,580
Cleveland-Cliffs, Inc. †	4,929	62,943
Commercial Metals Co.	223	12,256
Constellium SE (France) †	3,685	59,918
Corteva, Inc.	13,715	806,305
CRH PLC	8,231	763,343
CRH PLC (London Exchange)	8,183	748,921
Dole PLC (Ireland)	3,748	61,055
Dow, Inc.	2,423	132,368
DuPont de Nemours, Inc.	7,738	689,533
Eastman Chemical Co.	5,270	589,976
Evonik Industries AG (Germany)	3,296	77,157
Fortescue, Ltd. (Australia)	19,970	281,669
Freeport-McMoRan, Inc.	21,211	1,058,853
Fresh Del Monte Produce, Inc.	1,066	31,490
Frontdoor, Inc. †	1,467	70,401
Gibraltar Industries, Inc. †	170	11,888
Glencore PLC (United Kingdom)	35,377	202,592
HeidelbergCement AG (Germany)	2,119	230,843
Holcim AG (Switzerland)	4,123	403,777
Huntsman Corp.	5,527	133,753
Ingevity Corp. †	311	12,129
Innospec, Inc.	382	43,200
Janus International Group, Inc. †	547	5,530
Kaiser Aluminum Corp.	152	11,023
Latham Group, Inc. †	1,898	12,906
Limbach Holdings, Inc. †	269	20,379
Linde PLC	1,479	705,276
Louisiana-Pacific Corp.	3,900	419,094
LSB Industries, Inc. †	1,470	11,819
LyondellBasell Industries NV Class A	1,252	120,067
Minerals Technologies, Inc.	883	68,194
Mosaic Co. (The)	4,919	131,731
Mueller Industries, Inc.	250	18,525
Nippon Sanso Holdings Corp. (Japan)	11,600	425,754
Northern Star Resources, Inc. (Australia)	4,083	44,726
Nucor Corp.	887	133,352
Orion SA (Luxembourg)	750	13,358
Packaging Corp. of America	709	152,719
PPG Industries, Inc.	4,239	561,498
Primoris Services Corp.	1,354	78,640

2
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Basic materials cont.
Proto Labs, Inc. †	385	$11,307
Prysmian SpA (Italy)	9,199	669,305
Rayonier Advanced Materials, Inc. †	1,491	12,763
Rio Tinto PLC (United Kingdom)	4,315	306,312
ROCKWOOL International A/S Class B (Denmark)	197	92,483
Sherwin-Williams Co. (The)	2,071	790,439
Shin-Etsu Chemical Co., Ltd. (Japan)	9,500	397,009
Sterling Construction Co., Inc. †	586	84,982
Sumitomo Metal Mining Co., Ltd. (Japan)	500	15,005
Sylvamo Corp.	882	75,720
Tronox Holdings PLC	955	13,972
Tutor Perini Corp. †	1,119	30,392
UFP Industries, Inc.	719	94,340
Weyerhaeuser Co. R	3,958	134,018
Worthington Steel, Inc.	327	11,121
		14,327,107
Capital goods (2.4%)
ABB, Ltd. (Switzerland)	8,037	466,271
Adient PLC †	1,352	30,515
Airbus SE (France)	1,513	221,437
Alamo Group, Inc.	65	11,708
Albany International Corp. Class A	139	12,350
Allison Transmission Holdings, Inc.	1,400	134,498
American Axle & Manufacturing Holdings, Inc. †	7,021	43,390
Applied Industrial Technologies, Inc.	229	51,097
Argan, Inc.	224	22,720
Ball Corp.	5,641	383,080
Belden, Inc.	490	57,394
Caterpillar, Inc.	486	190,084
Columbus McKinnon Corp./NY	360	12,960
Crown Holdings, Inc.	1,381	132,410
Cummins, Inc.	441	142,791
Curtiss-Wright Corp.	489	160,729
Dassault Aviation SA (France)	409	84,454
Donaldson Co., Inc.	1,742	128,385
Eaton Corp. PLC	375	124,290
Enviri Corp. †	1,423	14,714
Federal Signal Corp.	129	12,056
Flowserve Corp.	2,678	138,426
Fortive Corp.	1,770	139,706
Franklin Electric Co., Inc.	129	13,522
GEA Group AG (Germany)	2,302	112,905
Gentherm, Inc. †	232	10,800
Graco, Inc.	1,443	126,277
Hitachi, Ltd. (Japan)	10,000	265,173
Honeywell International, Inc.	3,847	795,213
Howmet Aerospace, Inc.	1,232	123,508
Hyster-Yale, Inc.	360	22,957
Ingersoll Rand, Inc.	7,820	767,611
Interface, Inc.	1,006	19,084
ITT, Inc.	531	79,390
Johnson Controls International PLC	7,124	552,894
Komatsu, Ltd. (Japan)	1,500	41,992
Legrand SA (France)	866	99,768
Lockheed Martin Corp.	3,195	1,867,640
Mitsubishi Electric Corp. (Japan)	36,600	593,687
Moog, Inc. Class A	62	12,525
Mueller Water Products, Inc. Class A	605	13,129
Northrop Grumman Corp.	1,830	966,368
NuScale Power Corp. †	1,419	16,432
O-I Glass, Inc. †	891	11,690

Dynamic Asset Allocation Conservative Fund
3

COMMON STOCKS (51.6%)* cont.	Shares	Value
Capital goods cont.
Otis Worldwide Corp.	5,205	$541,008
Parker Hannifin Corp.	210	132,682
Powell Industries, Inc.	329	73,035
RTX Corp.	7,119	862,538
Ryerson Holding Corp.	601	11,966
Schindler Holding AG (Switzerland)	493	144,698
Shyft Group, Inc. (The)	1,013	12,713
Smiths Group PLC (United Kingdom)	3,829	86,049
Steelcase, Inc. Class A	434	5,855
Stoneridge, Inc. †	485	5,427
Tennant Co.	120	11,525
Terex Corp.	1,073	56,772
Textron, Inc.	1,454	128,795
TransDigm Group, Inc.	370	528,038
Veralto Corp.	1,304	145,865
Vertiv Holdings Co. Class A	6,408	637,532
Vinci SA (France)	6,542	764,738
Waste Connections, Inc.	2,603	465,468
Waste Management, Inc.	576	119,578
Watts Water Technologies, Inc. Class A	354	73,345
		14,035,657
Communication services (1.1%)
American Tower Corp. R	4,996	1,161,870
AT&T, Inc.	4,903	107,866
Charter Communications, Inc. Class A †	1,302	421,952
Comcast Corp. Class A	40,389	1,687,048
Credo Technology Group Holding, Ltd. †	931	28,675
Crown Castle, Inc. R	1,079	128,002
Deutsche Telekom AG (Germany)	1,071	31,454
DigitalBridge Group, Inc.	2,199	31,072
InterDigital, Inc.	527	74,639
Iridium Communications, Inc.	4,628	140,923
KDDI Corp. (Japan)	11,000	352,412
Koninklijke KPN NV (Netherlands)	46,248	188,890
Lumen Technologies, Inc. †	5,989	42,522
Preformed Line Products Co.	91	11,655
T-Mobile US, Inc.	4,077	841,330
Telstra Group, Ltd. (Australia)	71,799	192,172
Verizon Communications, Inc.	17,941	805,730
		6,248,212
Communications equipment (0.2%)
Arista Networks, Inc. †	417	160,053
Motorola Solutions, Inc.	2,110	948,719
NETGEAR, Inc. †	883	17,713
Viavi Solutions, Inc. †	1,522	13,728
		1,140,213
Computers (3.4%)
8x8, Inc. †	6,174	12,595
A10 Networks, Inc.	818	11,812
Adeia, Inc.	849	10,112
Agilysys, Inc. †	321	34,979
Alkami Technology, Inc. †	1,779	56,110
Altair Engineering, Inc. Class A †	128	12,225
Apple, Inc.	71,459	16,649,947
Bandwidth, Inc. Class A †	1,934	33,864
Blend Labs, Inc. Class A †	15,558	58,343
Calix, Inc. †	314	12,180
Check Point Software Technologies, Ltd. (Israel) †	400	77,124
Cisco Systems, Inc.	1,982	105,482
CommVault Systems, Inc. †	535	82,310
CrowdStrike Holdings, Inc. Class A †	471	132,101

4
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Computers cont.
Dropbox, Inc. Class A †	5,241	$133,279
Extreme Networks, Inc. †	4,556	68,477
NetApp, Inc.	1,166	144,013
NetScout Systems, Inc. †	570	12,398
OneSpan, Inc. †	725	12,086
PDF Solutions, Inc. †	395	12,514
Phreesia, Inc. †	1,736	39,563
PubMatic, Inc. Class A †	1,054	15,673
Qualys, Inc. †	414	53,182
Rackspace Technology, Inc. †	5,032	12,328
Rapid7, Inc. †	134	5,345
ServiceNow, Inc. †	1,439	1,287,027
Snowflake, Inc. Class A †	1,278	146,791
SS&C Technologies Holdings, Inc.	3,306	245,338
Synopsys, Inc. †	496	251,170
Teradata Corp. †	4,390	133,193
Twilio, Inc. Class A †	2,000	130,440
Weave Communications, Inc. †	1,799	23,027
Zoom Video Communications, Inc. Class A †	2,223	155,032
		20,170,060
Conglomerates (0.7%)
3M Co.	13,770	1,882,359
AMETEK, Inc.	858	147,327
General Electric Co.	3,240	610,999
Marubeni Corp. (Japan)	3,900	64,435
Mitsubishi Corp. (Japan)	18,600	386,505
Mitsui & Co., Ltd. (Japan)	16,100	360,061
Siemens AG (Germany)	3,536	715,360
SPX Technologies, Inc. †	107	17,062
		4,184,108
Consumer cyclicals (8.6%)
Abercrombie & Fitch Co. Class A †	567	79,323
Accor SA (France)	7,433	323,112
Alarm.com Holdings, Inc. †	203	11,098
Amazon.com, Inc. †	50,843	9,473,576
American Eagle Outfitters, Inc.	1,742	39,003
Apogee Enterprises, Inc.	707	49,501
Aristocrat Leisure, Ltd. (Australia)	9,052	365,470
Arrowhead Pharmaceuticals, Inc. †	504	9,762
Associated British Foods PLC (United Kingdom)	2,642	82,570
Automatic Data Processing, Inc.	6,315	1,747,550
Barrett Business Services, Inc.	385	14,441
BJ’s Wholesale Club Holdings, Inc. †	4,599	379,326
Block, Inc. Class A †	1,899	127,480
Blue Bird Corp. †	1,065	51,077
BlueLinx Holdings, Inc. †	270	28,463
Booking Holdings, Inc.	418	1,760,666
BrightView Holdings, Inc. †	1,207	18,998
Buckle, Inc. (The)	296	13,015
Caleres, Inc.	306	10,113
Carvana Co. †	961	167,320
Cimpress PLC (Ireland) †	475	38,912
Clorox Co. (The)	779	126,907
Compass Group PLC (United Kingdom)	18,805	602,882
Daktronics, Inc. †	1,439	18,577
Dana, Inc.	2,157	22,778
Deckers Outdoor Corp. †	1,014	161,682
Designer Brands, Inc. Class A	1,832	13,520
DraftKings, Inc. Class A †	11,174	438,021
Ecolab, Inc.	553	141,197
Equifax, Inc.	1,723	506,321

Dynamic Asset Allocation Conservative Fund
5

COMMON STOCKS (51.6%)* cont.	Shares	Value
Consumer cyclicals cont.
Euronet Worldwide, Inc. †	1,251	$124,137
Expedia Group, Inc. †	6,322	935,782
Experian PLC (United Kingdom)	8,880	467,706
Fast Retailing Co., Ltd. (Japan)	900	298,617
Ford Motor Co.	11,476	121,187
Forestar Group, Inc. †	975	31,561
G-III Apparel Group, Ltd. †	444	13,551
General Motors Co.	20,690	927,740
Global Payments, Inc.	1,155	118,295
GMS, Inc. †	196	17,752
Golden Entertainment, Inc.	462	14,687
Goodyear Tire & Rubber Co. (The) †	1,305	11,549
Hilton Worldwide Holdings, Inc.	3,398	783,239
Home Depot, Inc. (The)	1,257	509,336
Hoshizaki Corp. (Japan)	1,100	38,308
Host Hotels & Resorts, Inc. R	6,931	121,986
Hovnanian Enterprises, Inc. Class A †	314	64,172
Industria de Diseno Textil SA (Spain)	7,364	436,143
Informa PLC (United Kingdom)	9,562	105,158
InterContinental Hotels Group PLC (United Kingdom)	839	91,367
International Game Technology PLC	3,055	65,072
J. Jill, Inc.	1,032	25,459
Jardine Matheson Holdings, Ltd. (Hong Kong)	5,000	195,300
JELD-WEN Holding, Inc. †	2,244	35,478
KB Home	667	57,155
Kia Corp. (South Korea)	2,737	208,411
Kimberly-Clark Corp.	1,004	142,849
La Francaise des Jeux SAEM (France)	1,552	63,864
Las Vegas Sands Corp.	3,003	151,171
Laureate Education, Inc.	791	13,139
LegalZoom.com, Inc. †	3,425	21,749
Lennar Corp. Class A	737	138,173
Live Nation Entertainment, Inc. †	3,376	369,638
LiveRamp Holdings, Inc. †	2,505	62,074
LVMH Moet Hennessy Louis Vuitton SA (France)	76	58,283
M/I Homes, Inc. †	474	81,225
Magnite, Inc. †	1,984	27,478
Mastercard, Inc. Class A	6,764	3,340,064
Meritage Homes Corp.	148	30,350
Modine Manufacturing Co. †	247	32,799
Mohawk Industries, Inc. †	916	147,183
Netflix, Inc. †	4,184	2,967,585
New York Times Co. (The) Class A	2,357	131,214
Next PLC (United Kingdom)	1,021	133,747
Nintendo Co., Ltd. (Japan)	8,600	459,682
O’Reilly Automotive, Inc. †	903	1,039,895
Owens Corning	933	164,693
PACCAR, Inc.	1,360	134,205
Pandora A/S (Denmark)	1,741	286,948
PayPal Holdings, Inc. †	20,259	1,580,810
PROG Holdings, Inc.	1,366	66,237
Publicis Groupe SA (France)	2,986	326,777
PulteGroup, Inc.	10,069	1,445,204
Rational AG (Germany)	60	61,257
Red Rock Resorts, Inc. Class A	1,088	59,231
REV Group, Inc.	2,054	57,635
Ross Stores, Inc.	706	106,260
Ryman Hospitality Properties, Inc. R	702	75,282
S&P Global, Inc.	913	471,674
Sony Group Corp. (Japan)	24,400	474,033
Stellantis NV (Italy)	8,517	117,870

6
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Consumer cyclicals cont.
Subaru Corp. (Japan)	14,200	$251,214
Target Corp.	4,543	708,072
Taylor Wimpey PLC (United Kingdom)	28,150	61,921
Tesla, Inc. †	8,527	2,230,919
TJX Cos., Inc. (The)	11,529	1,355,119
Toll Brothers, Inc.	838	129,463
TOPPAN Holdings, Inc. (Japan)	10,100	300,599
Toyota Motor Corp. (Japan)	3,200	57,517
Trade Desk, Inc. (The) Class A †	1,224	134,212
Trane Technologies PLC	2,143	833,048
TRI Pointe Homes, Inc. †	1,693	76,710
United Rentals, Inc.	809	655,072
Universal Music Group NV (Netherlands)	8,770	229,434
Upbound Group, Inc.	340	10,877
Urban Outfitters, Inc. †	316	12,106
Verisk Analytics, Inc.	454	121,654
Visteon Corp. †	617	58,763
Volkswagen AG (Preference) (Germany)	1,088	115,559
Volvo AB Class B (Sweden)	11,108	293,831
Vulcan Materials Co.	265	66,364
Walmart, Inc.	49,996	4,037,177
Wolters Kluwer NV (Netherlands)	2,049	345,608
Xperi, Inc. †	1,523	14,073
		49,581,399
Consumer staples (3.4%)
ACCO Brands Corp.	2,385	13,046
Asahi Group Holdings, Ltd. (Japan)	16,200	212,333
Auto Trader Group PLC (United Kingdom)	20,388	237,014
BellRing Brands, Inc. †	2,015	122,351
Boston Beer Co., Inc. (The) Class A †	397	114,789
Brink’s Co. (The)	672	77,710
Bunzl PLC (United Kingdom)	325	15,392
Cal-Maine Foods, Inc.	1,014	75,888
Cargurus, Inc. †	1,899	57,027
Carlsberg A/S Class B (Denmark)	430	51,203
Chipotle Mexican Grill, Inc. †	12,990	748,484
CK Hutchison Holdings, Ltd. (Hong Kong)	89,000	504,605
Coca-Cola Co. (The)	43,827	3,149,408
Coca-Cola Europacific Partners PLC (Spain)	4,661	367,054
Coca-Cola HBC AG (Italy)	5,793	206,534
Colgate-Palmolive Co.	8,579	890,586
Copart, Inc. †	6,418	336,303
CoreCivic, Inc. †	1,015	12,840
Costco Wholesale Corp.	389	344,857
Coursera, Inc. †	6,571	52,174
Danone SA (France)	3,625	264,043
Dave & Buster’s Entertainment, Inc. †	357	12,156
DoorDash, Inc. Class A †	10,152	1,448,995
El Pollo Loco Holdings, Inc. †	905	12,399
Estee Lauder Cos., Inc. (The) Class A	1,425	142,058
Etsy, Inc. †	2,357	130,884
EverQuote, Inc. Class A †	684	14,426
Heidrick & Struggles International, Inc.	371	14,417
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	873	82,062
Hims & Hers Health, Inc. †	413	7,607
Hudson Technologies, Inc. †	1,471	12,268
Imperial Brands PLC (United Kingdom)	12,135	352,996
Ingles Markets, Inc. Class A	160	11,936
Ingredion, Inc.	900	123,687
Insperity, Inc.	125	11,000
Inter Parfums, Inc.	196	25,378

Dynamic Asset Allocation Conservative Fund
7

COMMON STOCKS (51.6%)* cont.	Shares	Value
Consumer staples cont.
ITOCHU Corp. (Japan)	5,200	$280,254
Itron, Inc. †	705	75,301
Japan Tobacco, Inc. (Japan)	2,000	58,317
Kenvue, Inc.	9,598	222,002
Keurig Dr Pepper, Inc.	3,333	124,921
Koninklijke Ahold Delhaize NV (Netherlands)	9,734	336,222
Korn Ferry	582	43,790
L’Oreal SA (France)	658	295,137
Maplebear, Inc. †	7,852	319,890
McCormick & Co., Inc. (non-voting shares)	1,495	123,039
MediaAlpha, Inc. Class A †	3,126	56,612
Nestle SA (Switzerland)	1,799	180,786
Nissin Food Products Co., Ltd. (Japan)	3,800	106,188
Olaplex Holdings, Inc. †	8,947	21,025
Philip Morris International, Inc.	15,363	1,865,068
Procter & Gamble Co. (The)	7,562	1,309,739
Recruit Holdings Co., Ltd. (Japan)	7,300	443,492
Resideo Technologies, Inc. †	2,469	49,726
Sally Beauty Holdings, Inc. †	1,049	14,235
Simply Good Foods Co. (The) †	948	32,962
Sprouts Farmers Market, Inc. †	109	12,035
Starbucks Corp.	6,027	587,572
Tesco PLC (United Kingdom)	142,630	684,811
Turning Point Brands, Inc.	555	23,948
Tyson Foods, Inc. Class A	1,900	113,164
Uber Technologies, Inc. †	26,109	1,962,353
Unilever PLC (United Kingdom)	4,293	278,329
Upwork, Inc. †	5,231	54,664
USANA Health Sciences, Inc. †	305	11,566
WH Group, Ltd. (Hong Kong)	109,000	85,848
Yamazaki Baking Co., Ltd. (Japan)	5,400	106,998
ZipRecruiter, Inc. Class A †	1,408	13,376
		20,149,280
Electronics (4.6%)
Advanced Micro Devices, Inc. †	3,160	518,492
Allied Motion Technologies, Inc.	599	11,375
Ambarella, Inc. †	940	53,021
Analog Devices, Inc.	1,572	361,827
Atmus Filtration Technologies, Inc.	766	28,748
Broadcom, Inc.	23,327	4,023,908
CEVA, Inc. †	575	13,886
Cirrus Logic, Inc. †	900	111,789
EnerSys	703	71,741
ESCO Technologies, Inc.	167	21,540
Garmin, Ltd.	631	111,075
Hon Hai Precision Industry Co., Ltd. (Taiwan)	41,000	241,402
Hoya Corp. (Japan)	6,600	914,123
Impinj, Inc. †	383	82,927
Keysight Technologies, Inc. †	948	150,666
Mesa Laboratories, Inc.	94	12,207
Micron Technology, Inc.	704	73,012
Monolithic Power Systems, Inc.	192	177,504
NKT A/S (Denmark) †	1,642	155,376
NVIDIA Corp.	119,230	14,479,291
NXP Semiconductors NV	2,580	619,226
Photronics, Inc. †	493	12,207
Qorvo, Inc. †	1,294	133,670
Qualcomm, Inc.	14,731	2,505,006
Rambus, Inc. †	1,746	73,716
Samsung Electronics Co., Ltd. (Preference) (South Korea)	12,563	487,908
Sanmina Corp. †	177	12,116

8
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Electronics cont.
Silicon Laboratories, Inc. †	457	$52,815
STMicroelectronics NV (France)	6,437	192,237
Synaptics, Inc. †	156	12,102
Thales SA (France)	2,658	422,439
Trimble Inc. †	6,231	386,883
TTM Technologies, Inc. †	1,913	34,912
Vicor Corp. †	692	29,133
Vontier Corp.	8,715	294,044
		26,882,324
Energy (1.7%)
Alpha Metallurgical Resources, Inc.	199	47,000
Baker Hughes Co.	3,526	127,465
BP PLC (United Kingdom)	127,123	663,014
Cenovus Energy, Inc. (Canada)	6,043	101,070
Cheniere Energy, Inc.	6,943	1,248,629
ConocoPhillips	7,495	789,073
CONSOL Energy, Inc.	626	65,511
Coterra Energy, Inc.	21,640	518,278
DCC PLC (Ireland)	1,074	73,321
Delek US Holdings, Inc.	560	10,500
Devon Energy Corp.	3,078	120,411
DNOW, Inc. †	3,040	39,307
Eneos Holdings, Inc. (Japan)	15,300	83,770
Equinor ASA (Norway)	12,158	307,581
Exxon Mobil Corp.	14,592	1,710,475
Halliburton Co.	4,414	128,227
Helix Energy Solutions Group, Inc. †	4,551	50,516
HF Sinclair Corp.	2,861	127,515
INPEX Corp. (Japan)	4,600	62,278
Kodiak Gas Services, Inc.	1,125	32,625
Marathon Petroleum Corp.	3,955	644,309
Murphy Oil Corp.	1,938	65,388
Newpark Resources, Inc. †	1,737	12,037
Oceaneering International, Inc. †	2,434	60,534
OMV AG (Austria)	2,457	105,111
Par Pacific Holdings, Inc. †	1,665	29,304
PBF Energy, Inc. Class A	853	26,400
Peabody Energy Corp.	2,535	67,279
Repsol SA (Spain)	5,349	70,549
Schlumberger, Ltd.	3,248	136,254
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	20,167	666,204
Shell PLC (London Exchange) (United Kingdom)	3,093	100,342
SM Energy Co.	720	28,778
SunCoke Energy, Inc.	1,800	15,624
Targa Resources Corp.	1,050	155,411
TechnipFMC PLC (United Kingdom)	26,544	696,249
TotalEnergies SE (France)	1,505	97,728
Valero Energy Corp.	5,071	684,737
Warrior Met Coal, Inc.	928	59,299
Weatherford International PLC	1,376	116,850
		10,144,953
Financials (7.2%)
3i Group PLC (United Kingdom)	8,770	388,498
ABN AMRO Bank NV (Netherlands)	5,281	95,437
AerCap Holdings NV (Ireland)	1,000	94,720
Affiliated Managers Group, Inc.	715	127,127
AIA Group, Ltd. (Hong Kong)	33,400	291,677
AIB Group PLC (Ireland)	14,330	82,087
Alexander & Baldwin, Inc. R	1,218	23,386
Allianz SE (Germany)	771	253,597
Allstate Corp. (The)	724	137,307

Dynamic Asset Allocation Conservative Fund
9

COMMON STOCKS (51.6%)* cont.	Shares	Value
Financials cont.
Ally Financial, Inc.	13,250	$471,568
Amalgamated Financial Corp.	493	15,465
American Assets Trust, Inc. R	519	13,868
American Express Co.	626	169,771
American Financial Group, Inc.	1,028	138,369
American International Group, Inc.	10,155	743,651
Ameriprise Financial, Inc.	229	107,586
Anywhere Real Estate, Inc. †	5,638	28,641
Apollo Global Management, Inc.	5,359	669,393
Apple Hospitality REIT, Inc. R	803	11,925
Associated Banc-Corp.	480	10,339
AvalonBay Communities, Inc. R	576	129,744
AXA SA (France)	20,918	805,276
Axis Capital Holdings, Ltd.	1,838	146,323
Axos Financial, Inc. †	1,066	67,030
Banco Bilbao Vizcaya Argentaria SA (Spain)	23,955	258,768
Banco Latinoamericano de Comercio Exterior SA (Panama)	448	14,556
Banco Santander SA (Spain)	87,365	447,646
Bank Hapoalim BM (Israel)	18,280	183,222
Bank Leumi Le-Israel BM (Israel)	14,679	143,750
Bank of America Corp.	42,497	1,686,281
Bank of Ireland Group PLC (Ireland)	27,637	308,637
Bank of New York Mellon Corp. (The)	13,356	959,762
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	761	28,066
Banner Corp.	934	55,629
Barclays PLC (United Kingdom)	101,028	303,547
Berkshire Hathaway, Inc. Class B †	1,022	470,386
Berkshire Hills Bancorp, Inc.	644	17,343
BlackRock, Inc.	158	150,023
BOC Hong Kong Holdings, Ltd. (Hong Kong)	12,000	38,019
Bread Financial Holdings, Inc.	1,213	57,715
BrightSpire Capital, Inc. R	3,626	20,306
Brixmor Property Group, Inc. R	5,350	149,051
Broadstone Net Lease, Inc. R	722	13,682
Capital One Financial Corp.	7,750	1,160,407
CareTrust REIT, Inc. R	371	11,449
Cathay General Bancorp	1,593	68,419
CBRE Group, Inc. Class A †	1,371	170,662
Central Pacific Financial Corp.	804	23,726
Charles Schwab Corp. (The)	11,646	754,777
Chimera Investment Corp. R	924	14,627
Citigroup, Inc.	47,486	2,972,624
Citizens Financial Group, Inc.	3,086	126,742
CME Group, Inc.	3,192	704,315
CNO Financial Group, Inc.	2,158	75,746
Commonwealth Bank of Australia (Australia)	332	30,968
COPT Defense Properties R	458	13,891
Corebridge Financial, Inc.	12,150	354,294
CoStar Group, Inc. †	3,132	236,278
Covivio (France) R	351	21,360
Credit Agricole SA (France)	7,325	112,020
CrossFirst Bankshares, Inc. †	684	11,416
Cushman & Wakefield PLC †	5,337	72,743
Customers Bancorp, Inc. †	1,074	49,887
DBS Group Holdings, Ltd. (Singapore)	11,270	333,753
Deutsche Boerse AG (Germany)	2,141	502,639
Elme Communities R	603	10,607
Empire State Realty Trust, Inc. Class A R	1,155	12,797
Enova International, Inc. †	816	68,373
Enstar Group, Ltd. †	223	71,715
Enterprise Financial Services Corp.	702	35,985

10
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Financials cont.
Equitable Holdings, Inc.	12,869	$540,884
Equity Residential R	1,399	104,170
Erste Group Bank AG (Czech Republic)	4,158	227,852
Essent Group, Ltd.	210	13,501
Eurazeo SE (France)	512	42,118
Euronext NV (France)	4,510	489,547
Everest Group, Ltd.	289	113,239
Exor NV (Netherlands)	1,393	149,335
FB Financial Corp.	606	28,440
Fidelis Insurance Holdings, Ltd. (United Kingdom)	835	15,080
First BanCorp/Puerto Rico (Puerto Rico)	3,308	70,030
First Busey Corp.	426	11,085
First Financial Corp./IN	249	10,919
First Horizon Corp.	7,827	121,553
First Industrial Realty Trust, Inc. R	2,356	131,889
Gaming and Leisure Properties, Inc. R	9,062	466,240
Genworth Financial, Inc. Class A †	9,960	68,226
Globe Life, Inc.	1,571	166,385
Goldman Sachs Group, Inc. (The)	2,081	1,030,324
Goodman Group (Australia) R	4,090	104,332
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	2,690	52,025
Hancock Whitney Corp.	1,453	74,350
Hanmi Financial Corp.	859	15,977
Heritage Commerce Corp.	1,260	12,449
Hilltop Holdings, Inc.	1,523	48,980
Hope Bancorp, Inc.	2,373	29,805
Horace Mann Educators Corp.	764	26,702
HSBC Holdings PLC (United Kingdom)	46,312	415,466
Huntington Bancshares, Inc./OH	8,673	127,493
Independent Bank Corp./MI	403	13,440
Industrial Logistics Properties Trust R	2,281	10,858
Intercontinental Exchange, Inc.	754	121,123
Intesa Sanpaolo SpA (Italy)	68,907	294,970
Investor AB Class B (Sweden)	13,464	414,909
Jackson Financial, Inc. Class A	973	88,767
James River Group Holdings, Ltd. (Bermuda)	1,310	8,214
Japan Exchange Group, Inc. (Japan)	20,800	270,323
JPMorgan Chase & Co.	3,564	751,505
KeyCorp	7,756	129,913
Kite Realty Group Trust R	1,412	37,503
Klepierre SA (France) R	5,877	192,565
Ladder Capital Corp. R	1,093	12,679
Loews Corp.	1,596	126,164
London Stock Exchange Group PLC (United Kingdom)	3,947	540,388
LPL Financial Holdings, Inc.	551	128,179
Marsh & McLennan Cos., Inc.	542	120,915
Merchants Bancorp/IN	721	32,416
MetLife, Inc.	18,427	1,519,859
MFA Financial, Inc. R	1,000	12,720
MGIC Investment Corp.	4,672	119,603
Mid-America Apartment Communities, Inc. R	738	117,268
Mitsubishi UFJ Financial Group, Inc. (Japan)	47,200	484,677
Mizrahi Tefahot Bank, Ltd. (Israel)	3,433	134,171
Morgan Stanley	1,241	129,362
Mr. Cooper Group, Inc. †	891	82,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	823	453,509
National Australia Bank, Ltd. (Australia)	2,952	76,428
National Bank Holdings Corp. Class A	322	13,556
National Health Investors, Inc. R	323	27,151
NatWest Group PLC (United Kingdom)	53,041	245,546
Navient Corp.	1,043	16,260

Dynamic Asset Allocation Conservative Fund
11

COMMON STOCKS (51.6%)* cont.	Shares	Value
Financials cont.
NexPoint Residential Trust, Inc. R	374	$16,460
NMI Holdings, Inc. Class A †	1,154	47,533
NN Group NV (Netherlands)	3,488	174,038
Nomura Holdings, Inc. (Japan)	42,100	219,719
Nordea Bank ABP (Finland)	28,673	338,334
Northern Trust Corp.	1,301	117,129
OceanFirst Financial Corp.	1,273	23,665
OFG Bancorp (Puerto Rico)	969	43,527
OneMain Holdings, Inc.	1,309	61,615
Outfront Media, Inc. R	3,960	72,785
Oversea-Chinese Banking Corp., Ltd. (Singapore)	26,700	312,549
Pacific Premier Bancorp, Inc.	882	22,191
Park Hotels & Resorts, Inc.	8,806	124,165
Pathward Financial, Inc.	821	54,194
PennyMac Financial Services, Inc.	329	37,496
Persimmon PLC (United Kingdom)	15,985	351,764
Piedmont Office Realty Trust, Inc. Class A R	1,167	11,787
PNC Financial Services Group, Inc. (The)	4,536	838,480
Popular, Inc. (Puerto Rico)	1,283	128,646
Preferred Bank/Los Angeles CA	383	30,736
Principal Financial Group, Inc.	1,558	133,832
Progressive Corp. (The)	515	130,686
Prudential Financial, Inc.	1,100	133,210
Prudential PLC (United Kingdom)	36,084	334,760
Public Storage R	388	141,182
QBE Insurance Group, Ltd. (Australia)	4,566	52,137
Reinsurance Group of America, Inc.	687	149,677
Renasant Corp.	832	27,040
RLJ Lodging Trust R	5,152	47,295
RMR Group, Inc. (The) Class A	460	11,675
Robinhood Markets, Inc. Class A †	5,982	140,098
Sandy Spring Bancorp, Inc.	464	14,556
SEI Investments Co.	1,915	132,499
Sekisui Chemical Co., Ltd. (Japan)	4,200	65,670
Sekisui House, Ltd. (Japan)	1,300	36,095
Simmons First National Corp. Class A	1,689	36,381
Simon Property Group, Inc. R	7,422	1,254,466
SITE Centers Corp. R	677	40,959
SLM Corp.	5,800	132,646
State Street Corp.	13,585	1,201,865
StoneX Group, Inc. †	666	54,532
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,800	294,859
Sunstone Hotel Investors, Inc. R	5,429	56,027
Synchrony Financial	2,808	140,063
Talanx AG (Germany)	977	82,356
Tanger, Inc. R	380	12,608
Taylor Morrison Home Corp. †	1,302	91,479
Tokio Marine Holdings, Inc. (Japan)	3,100	114,311
TPG RE Finance Trust, Inc. R	2,649	22,596
Travelers Cos., Inc. (The)	492	115,187
Trustmark Corp.	335	10,660
UBS Group AG (Switzerland)	3,524	109,047
UniCredit SpA (Italy)	10,330	453,503
Universal Insurance Holdings, Inc.	584	12,941
Univest Financial Corp.	524	14,745
Unum Group	4,355	258,861
Urban Edge Properties R	3,131	66,972
Veritex Holdings, Inc.	1,289	33,926
VICI Properties, Inc. R	3,619	120,549
Virtu Financial, Inc. Class A	3,956	120,500
Virtus Investment Partners, Inc.	216	45,241

12
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Financials cont.
Visa, Inc. Class A	4,168	$1,145,992
Vornado Realty Trust R	13,894	547,424
Webster Financial Corp.	2,908	135,542
Wells Fargo & Co.	2,286	129,136
Westamerica Bancorp	228	11,268
Western Alliance Bancorp	1,513	130,859
Willis Towers Watson PLC	481	141,669
WSFS Financial Corp.	259	13,206
Xenia Hotels & Resorts, Inc. R	384	5,672
Zions Bancorp NA	2,594	122,489
Zurich Insurance Group AG (Switzerland)	431	260,393
		41,905,018
Health care (6.0%)
Abbott Laboratories	4,842	552,036
AbbVie, Inc.	12,683	2,504,638
ACADIA Pharmaceuticals, Inc. †	3,933	60,490
ACELYRIN, Inc. †	2,742	13,518
Addus HomeCare Corp. †	115	15,298
ADMA Biologics, Inc. †	597	11,934
Agilent Technologies, Inc.	900	133,632
Alkermes PLC †	460	12,875
Alnylam Pharmaceuticals, Inc. †	235	64,632
Amgen, Inc.	427	137,584
AngioDynamics, Inc. †	1,853	14,416
Arcellx, Inc. †	879	73,405
Arcturus Therapeutics Holdings, Inc. †	2,562	59,464
Argenx SE (Netherlands) †	358	193,567
Arvinas, Inc. †	1,316	32,413
AstraZeneca PLC (United Kingdom)	8,414	1,310,787
AstraZeneca PLC (Rights) (United Kingdom) F	440	1,346
AstraZeneca PLC CVR (Rights) (United Kingdom) F	687	206
AstraZeneca PLC ADR (United Kingdom)	10,086	785,800
AtriCure, Inc. †	925	25,937
Avanos Medical, Inc. †	568	13,649
Axogen, Inc. †	1,429	20,035
Axonics, Inc. †	343	23,873
Becton, Dickinson and Co.	1,239	298,723
BioCryst Pharmaceuticals, Inc. †	3,034	23,058
Biohaven, Ltd. †	1,605	80,202
bioMerieux (France)	645	77,303
Bioventus, Inc. Class A †	1,765	21,092
Blueprint Medicines Corp. †	120	11,100
Boston Scientific Corp. †	18,223	1,527,087
Bristol-Myers Squibb Co.	11,662	603,392
Cardinal Health, Inc.	1,005	111,073
CareDx, Inc. †	400	12,490
Castle Biosciences, Inc. †	1,659	47,315
Catalyst Pharmaceuticals, Inc. †	782	15,546
Chugai Pharmaceutical Co., Ltd. (Japan)	5,200	252,050
Cigna Group (The)	7,145	2,475,313
Cooper Cos., Inc. (The) †	1,137	125,457
Corcept Therapeutics, Inc. †	693	32,072
CSL, Ltd. (Australia)	118	23,309
CVS Health Corp.	2,277	143,178
Daiichi Sankyo Co., Ltd. (Japan)	7,800	257,652
Danaher Corp.	2,400	667,248
Demant A/S (Denmark) †	3,390	131,977
Denali Therapeutics, Inc. †	641	18,672
Dexcom, Inc. †	1,799	120,605
Dyne Therapeutics, Inc. †	859	30,855
Edwards Lifesciences Corp. †	1,672	110,335

Dynamic Asset Allocation Conservative Fund
13

COMMON STOCKS (51.6%)* cont.	Shares	Value
Health care cont.
Elanco Animal Health, Inc. †	8,072	$118,578
Elevance Health, Inc.	225	117,000
Eli Lilly and Co.	4,607	4,081,526
Enanta Pharmaceuticals, Inc. †	730	7,563
Exelixis, Inc. †	7,086	183,882
Fate Therapeutics, Inc. †	3,971	13,899
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	1,504	33,338
Fresenius SE & Co. KGaA (Germany) †	2,882	109,950
FUJIFILM Holdings Corp. (Japan)	6,700	173,442
Glaukos Corp. †	185	24,102
GSK PLC (United Kingdom)	17,730	361,001
Guardant Health, Inc. †	480	11,011
HCA Healthcare, Inc.	411	167,043
Health Catalyst, Inc. †	1,986	16,166
HealthEquity, Inc. †	166	13,587
Hologic, Inc. †	1,739	141,659
IDEXX Laboratories, Inc. †	557	281,408
ImmunityBio, Inc. †	5,808	21,606
Immunovant, Inc. †	1,970	56,165
Inari Medical, Inc. †	253	10,434
Incyte Corp. †	1,958	129,424
Insmed, Inc. †	1,228	89,644
Insulet Corp. †	522	121,496
Intuitive Surgical, Inc. †	2,167	1,064,582
Ipsen SA (France)	768	94,603
Ironwood Pharmaceuticals, Inc. †	8,449	34,810
Jazz Pharmaceuticals PLC †	1,100	122,551
Johnson & Johnson	900	145,854
Keros Therapeutics, Inc. †	352	20,441
Kiniksa Pharmaceuticals International PLC †	1,083	27,064
Lantheus Holdings, Inc. †	834	91,532
LivaNova PLC (United Kingdom) †	875	45,973
Lonza Group AG (Switzerland)	1,153	731,674
M3, Inc. (Japan)	7,100	71,099
MacroGenics, Inc. †	3,183	10,472
McKesson Corp.	2,127	1,051,632
Medpace Holdings, Inc. †	417	139,195
Medtronic PLC	1,776	159,893
Merck & Co., Inc.	19,403	2,203,404
Merck KGaA (Germany)	127	22,419
Neumora Therapeutics, Inc. †	1,009	13,329
Neurocrine Biosciences, Inc. †	1,934	222,835
Novartis AG (Switzerland)	6,060	697,762
Novo Nordisk A/S Class B (Denmark)	7,337	870,253
Novocure, Ltd. (Jersey) †	3,352	52,392
Nurix Therapeutics, Inc. †	2,574	57,838
Olympus Corp. (Japan)	4,900	93,146
Ono Pharmaceutical Co., Ltd. (Japan)	1,600	21,477
Option Care Health, Inc. †	1,817	56,872
OraSure Technologies, Inc. †	5,468	23,348
Otsuka Holdings Company, Ltd. (Japan)	1,500	85,199
Pfizer, Inc.	4,200	121,548
Protagonist Therapeutics, Inc. †	1,310	58,950
PTC Therapeutics, Inc. †	1,747	64,814
Pulse Biosciences, Inc. †	688	12,068
QIAGEN NV (Netherlands)	2,661	121,262
Regeneron Pharmaceuticals, Inc. †	1,598	1,679,881
Roche Holding AG (Switzerland)	2,097	671,076
RxSight, Inc. †	1,062	52,495
Sabra Health Care REIT, Inc. R	2,635	49,037
Sandoz Group AG (Switzerland)	5,824	242,703

14
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Health care cont.
Sanofi SA (France)	4,228	$486,808
Schrodinger, Inc. †	524	9,720
Select Medical Holdings Corp.	1,928	67,229
Shionogi & Co., Ltd. (Japan)	6,900	98,906
Solventum Corp. †	1,730	120,616
Sonova Holding AG (Switzerland)	662	238,449
Stryker Corp.	359	129,692
Summit Therapeutics, Inc. †	3,105	68,000
Sutro Biopharma, Inc. †	2,786	9,640
Teladoc Health, Inc. †	6,481	59,496
Tenet Healthcare Corp. †	753	125,149
TG Therapeutics, Inc. †	1,134	26,524
Thermo Fisher Scientific, Inc.	1,909	1,180,850
United Therapeutics Corp. †	365	130,798
UnitedHealth Group, Inc.	2,211	1,292,728
Universal Health Services, Inc. Class B	537	122,978
Vaxcyte, Inc. †	47	5,371
Vir Biotechnology, Inc. †	2,692	20,163
Voyager Therapeutics, Inc. †	1,827	10,688
Wave Life Sciences, Ltd. †	2,792	22,894
Xencor, Inc. †	2,377	47,801
Y-mAbs Therapeutics, Inc. †	896	11,782
		35,154,328
Semiconductor (0.6%)
Applied Materials, Inc.	4,417	892,455
ASML Holding NV (Netherlands)	1,657	1,378,392
Disco Corp. (Japan)	600	158,057
KLA Corp.	114	88,283
Lam Research Corp.	179	146,078
MaxLinear, Inc. †	847	12,265
Renesas Electronics Corp. (Japan)	14,300	207,531
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	12,000	361,850
		3,244,911
Software (3.8%)
Adobe, Inc. †	3,121	1,615,991
Atlassian Corp. Class A †	981	155,793
Autodesk, Inc. †	624	171,900
Blackline, Inc. †	535	29,500
Cadence Design Systems, Inc. †	3,384	917,165
Domo, Inc. Class B †	2,285	17,160
Manhattan Associates, Inc. †	619	174,174
Microsoft Corp.	35,123	15,113,427
Nexon Co., Ltd. (Japan)	2,000	39,744
Oracle Corp.	13,711	2,336,354
Pegasystems, Inc.	3,463	253,111
PROS Holdings, Inc. †	898	16,631
ROBLOX Corp. Class A †	2,635	116,625
SAP SE (Germany)	810	185,273
TIS, Inc. (Japan)	3,400	86,791
Veeva Systems, Inc. Class A †	4,595	964,353
Workday, Inc. Class A †	540	131,981
		22,325,973
Technology (—%)
SoftBank Group Corp. (Japan)	3,100	183,880
		183,880
Technology services (3.0%)
Accenture PLC Class A	385	136,090
Alphabet, Inc. Class A	25,975	4,307,954
Alphabet, Inc. Class C	18,836	3,149,191
DocuSign, Inc. †	5,388	334,541
EPAM Systems, Inc. †	272	54,136

Dynamic Asset Allocation Conservative Fund
15

COMMON STOCKS (51.6%)* cont.	Shares	Value
Technology services cont.
Fair Isaac Corp. †	173	$336,229
HealthStream, Inc.	513	14,795
Integral Ad Science Holding Corp. †	2,779	30,041
Leidos Holdings, Inc.	822	133,986
LY Corp. (Japan)	73,600	214,529
Maximus, Inc.	136	12,670
Meta Platforms, Inc. Class A	11,508	6,587,640
NEC Corp. (Japan)	500	48,283
Pinterest, Inc. Class A †	4,359	141,101
Prosus NV (China)	5,256	229,699
Q2 Holdings, Inc. †	327	26,085
Roku, Inc. †	1,742	130,058
Salesforce, Inc.	3,988	1,091,555
Scout24 SE (Germany)	604	52,003
Spotify Technology SA (Sweden) †	1,311	483,143
Unisys Corp. †	2,997	17,023
VeriSign, Inc. †	688	130,692
Western Union Co. (The)	9,817	117,117
		17,778,561
Transportation (1.1%)
Aena SME SA (Spain)	771	169,370
ArcBest Corp.	109	11,821
Arlo Technologies, Inc. †	2,478	30,009
Canadian National Railway Co. (Canada)	3,746	438,651
Canadian Pacific Kansas City, Ltd. (Canada)	7,869	673,114
Costamare, Inc. (Monaco)	867	13,629
CSX Corp.	5,715	197,339
DHL Group (Germany) (Germany)	4,829	215,406
Expeditors International of Washington, Inc.	1,036	136,130
FedEx Corp.	3,940	1,078,299
Hub Group, Inc. Class A	889	40,405
International Seaways, Inc.	565	29,131
Kirby Corp. †	1,036	126,837
Matson, Inc.	591	84,288
Norfolk Southern Corp.	550	136,675
Qantas Airways, Ltd. (voting rights) (Australia) †	49,076	250,508
Ryanair Holdings PLC ADR (Ireland)	5,828	263,286
Safe Bulkers, Inc. (Monaco)	2,385	12,354
Scorpio Tankers, Inc.	983	70,088
SITC International Holdings Co., Ltd. (Hong Kong)	9,000	24,141
SkyWest, Inc. †	876	74,478
Southwest Airlines Co.	26,740	792,306
Teekay Corp. (Bermuda) †	2,979	27,407
Teekay Tankers, Ltd. Class A (Canada)	921	53,648
Union Pacific Corp.	4,111	1,013,279
United Parcel Service, Inc. Class B	956	130,341
Westinghouse Air Brake Technologies Corp.	786	142,871
		6,235,811
Utilities and power (1.4%)
AES Corp. (The)	7,100	142,426
ALLETE, Inc.	1,054	67,656
American Electric Power Co., Inc.	1,272	130,507
American States Water Co.	140	11,661
Black Hills Corp.	1,023	62,526
California Water Service Group	303	16,429
Centrica PLC (United Kingdom)	27,611	43,188
Chesapeake Utilities Corp.	108	13,410
Constellation Energy Corp.	602	156,532
Dominion Energy, Inc.	2,215	128,005
DTE Energy Co.	1,319	169,373
Duke Energy Corp.	1,175	135,478

16
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.6%)* cont.	Shares	Value
Utilities and power cont.
E.ON SE (Germany)	14,922	$222,217
Edison International	1,724	150,143
ENGIE SA (France)	8,898	153,866
Eni SpA (Italy)	4,339	66,029
Eversource Energy	1,988	135,283
Exelon Corp.	24,081	976,485
Hawaiian Electric Industries, Inc. †	501	4,850
Iberdrola SA (Spain)	32,285	499,098
Kansai Electric Power Co., Inc. (The) (Japan)	19,400	321,514
National Fuel Gas co.	2,143	129,887
New Jersey Resources Corp.	450	21,240
NextEra Energy, Inc.	11,253	951,216
Northwest Natural Holding Co.	330	13,471
NRG Energy, Inc.	9,182	836,480
Otter Tail Corp.	138	10,786
PG&E Corp.	18,352	362,819
PNM Resources, Inc.	1,182	51,736
Portland General Electric Co.	445	21,316
PPL Corp.	17,349	573,905
Public Service Enterprise Group, Inc.	1,617	144,253
RWE AG (Germany)	1,877	68,384
SJW Group	294	17,084
UGI Corp.	5,117	128,027
Unitil Corp.	216	13,085
Vistra Corp.	8,066	956,144
Xcel Energy, Inc.	2,303	150,386
		8,056,895
Total common stocks (cost $180,315,374)		$301,748,690
CORPORATE BONDS AND NOTES (22.4%)*		Principal amount	Value
Basic materials (1.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$136,381
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		35,000	36,659
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	79,937
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,587
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	24,188
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		120,000	119,956
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		30,000	30,778
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		60,000	62,616
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	140,582
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	37,723
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	85,177
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	92,089
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	46,683
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	46,259
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	41,584
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		158,000	168,997
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		115,000	122,045
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		590,000	611,580
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	173,712
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		45,000	46,013
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	442,529
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	237,944
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	65,796
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	33,305
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	80,790
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	112,321
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	41,710
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		196,000	202,925
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	66,554

Dynamic Asset Allocation Conservative Fund
17

CORPORATE BONDS AND NOTES (22.4%)* cont.		Principal amount	Value
Basic materials cont.
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		$75,000	$78,318
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	186,288
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	371,344
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	81,219
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	134,954
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	261,305
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		75,000	75,047
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		175,000	173,954
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	309,367
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	43,337
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	94,772
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	85,305
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$110,000	107,107
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	71,842
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		80,000	82,754
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	72,606
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	31,532
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	322,818
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		55,000	57,049
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	18,303
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	67,926
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	93,342
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	377,552
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	106,710
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	43,145
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		65,000	70,288
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	77,203
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	125,127
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	75,578
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		55,000	56,996
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		90,000	85,793
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		65,000	60,787
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		35,000	35,969
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	93,527
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	330,430
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	176,759
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	498,664
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	116,980
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		25,000	28,965
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		40,000	41,949
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		50,000	47,019
			8,671,350
Capital goods (1.3%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	95,046
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	211,611
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		13,000	13,328
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		14,000	13,991
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		154,000	144,623
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	29,290
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	145,155
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	804,409
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		35,000	32,409
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	73,406
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	99,797
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		65,000	69,143
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		161,000	169,442
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		79,000	81,616
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		19,000	19,065
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,944

18
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.		Principal amount	Value
Capital goods cont.
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		$10,000	$10,584
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	65,959
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	116,069
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		25,000	27,272
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,473
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	144,462
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	51,268
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		245,000	250,589
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		45,000	39,656
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		260,000	260,248
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		40,000	40,966
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	78,105
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	26,252
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		25,000	24,779
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		80,000	74,441
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		135,000	137,887
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		328,000	311,287
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	314,838
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	192,615
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	38,633
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	141,304
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		40,000	41,050
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	140,806
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		182,000	166,851
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	102,858
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		665,000	689,034
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	31,053
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	58,644
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		151,000	147,890
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		69,000	71,760
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		322,000	321,273
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		55,000	52,601
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		90,000	100,463
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	27,153
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		45,000	43,964
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		45,000	45,450
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	107,203
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,884
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		90,000	91,342
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		60,000	62,887
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	62,556
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		70,000	71,881
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		48,000	43,996
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		306,000	298,046
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	152,039
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		85,000	88,642
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,687
			7,441,975
Communication services (2.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		462,000	412,659
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		263,000	243,325
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		526,000	508,428
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R		396,000	387,845
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,258,000	920,969
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		50,000	49,901
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		573,000	483,241
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		440,000	411,984
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	260,411
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		200,000	184,117
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	57,355
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		80,000	70,571

Dynamic Asset Allocation Conservative Fund
19

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	$352,000	$313,527
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	487,000	373,075
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	48,000	47,934
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	261,000	166,736
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	137,000	87,038
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	123,000	93,178
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	206,000	172,181
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	200,000	193,797
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	281,000	275,882
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	395,000	387,270
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	219,000	206,667
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	128,000	126,494
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	135,000	163,057
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	30,000	30,208
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	80,000	78,603
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	55,000	50,930
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	123,000	116,135
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	986,000	960,012
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	63,991
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	55,000	55,269
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	77,000	83,256
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	270,000	275,614
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	141,000	154,057
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	810,000	699,137
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	12,000	11,673
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	547,000	540,517
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	70,000	63,708
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	4,000	4,035
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	324,000	331,493
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	155,000	148,886
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	303,000	330,728
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	855,000	777,747
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	602,000	456,043
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	300,000	293,102
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	966,000	971,471
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	181,000	168,919
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	200,000	213,875
		13,477,051
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	296,000	289,738
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	198,000	182,626
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	95,000	97,123
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	50,000	48,155
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	50,000	46,786
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	60,800	56,538
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	215,000	223,644
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	140,000	146,036
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	45,000	44,564
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	425,000	387,928
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	315,000	322,552
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	160,000	152,883
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	15,000	15,526
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	110,000	114,992
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	135,000	128,501
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	75,000	75,972
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	20,000	21,269

20
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		$30,000	$32,592
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		140,000	141,873
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	53,985
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28 ‡‡		70,000	73,577
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		85,000	85,155
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		50,000	49,204
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		110,000	115,119
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		120,000	107,478
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	47,320
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		55,000	55,792
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		650,000	615,129
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		130,000	134,205
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		145,000	149,404
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		90,000	79,340
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		140,000	140,309
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		35,000	33,368
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	50,093
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	85,189
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		110,000	118,838
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		228,000	256,260
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		120,000	126,211
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		120,000	124,802
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		120,000	123,729
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	135,268
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		404,000	405,005
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	18,340
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		48,000	49,645
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	54,904
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		380,000	407,855
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		98,000	100,994
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		744,000	752,276
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		65,000	61,523
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	136,119
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	101,796
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,744
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	124,244
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	51,031
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,569
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		95,000	98,644
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		55,000	54,397
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	105,464
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	63,299
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	508,249
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		65,000	66,581
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	32,107
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	48,255
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		110,000	107,854
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		85,000	87,953
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	458,171
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	47,971
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	373,638
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		57,000	56,051
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	75,726
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	47,811
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		75,000	80,132
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	54,731
Owens Corning sr. unsec. notes 3.50%, 2/15/30		105,000	99,780
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	280,205
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	107,199
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		80,000	79,282

Dynamic Asset Allocation Conservative Fund
21

CORPORATE BONDS AND NOTES (22.4%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	$134,410
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$90,000	90,092
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,569
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		130,000	133,355
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		55,000	55,756
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	60,627
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,788
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	121,145
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	60,042
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	100,740
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		200,000	196,775
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	74,482
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	89,147
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	91,568
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	70,815
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	88,098
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	36,271
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	107,695
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	35,669
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	66,306
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		55,000	56,271
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		60,000	55,694
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	277,318
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	187,661
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	99,739
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,650
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	59,661
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	35,642
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		128,000	127,373
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	87,539
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,401
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	312,628
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		535,000	475,433
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	372,354
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	136,377
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		30,000	30,047
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		55,000	54,374
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		145,000	156,531
			14,755,661
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	73,842
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,891
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	121,728
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	175,161
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	680,042
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	111,385
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$15,000	14,156
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	84,110
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	46,799
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		70,000	68,529
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	100,000	105,263
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$30,000	28,440
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	73,187
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	52,517
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		93,000	85,798

22
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Consumer staples cont.
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	$228,000	$272,584
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	300,000	318,916
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	111,000	108,951
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	105,000	97,893
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29	10,000	10,371
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	40,000	41,464
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	100,000	99,959
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	82,000	76,366
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	150,000	140,108
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	299,000	309,611
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	239,000	247,375
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	54,000	55,535
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	170,000	171,187
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	73,000	73,679
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	153,000	143,446
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	219,000	213,111
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	407,000	422,333
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	60,000	62,082
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	20,000	21,192
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	60,000	60,214
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	25,000	25,674
		4,723,899
Energy (1.1%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	225,000	225,686
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	870,000	858,648
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	175,000	178,405
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	55,166
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	10,000	10,603
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	46,832
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	90,000	95,381
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	100,000	105,957
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	70,000	65,503
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	25,000	25,724
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	50,000	58,318
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	145,000	147,705
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	50,000	49,929
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	55,000	54,456
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	35,000	36,253
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	60,000	60,052
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	80,000	80,610
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	115,000	114,949
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	125,000	123,216
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	50,000	49,963
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	105,000	99,977
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	70,000	70,212
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	180,000	187,018
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	97,000	105,548
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	253,000	287,650
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	475,000	475,146
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	149,000	153,780
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26	45,000	44,960
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	55,000	57,198
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	280,000	242,519
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	98,000	87,925
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	38,000	38,105
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	45,000	44,943
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	99,835
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	80,000	83,755
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	40,114

Dynamic Asset Allocation Conservative Fund
23

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Energy cont.
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	$60,000	$60,018
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	95,000	94,994
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	125,000	125,569
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	65,000	64,847
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	135,000	134,657
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	282,000	277,104
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	260,000	258,256
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	18,154	18,584
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	45,000	45,049
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	45,000	46,390
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	60,000	49,017
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	34,000	35,477
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	30,000	30,922
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	70,000	66,206
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	85,000	86,223
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	77,827
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	75,000	84,535
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	105,000	110,944
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	40,000	41,728
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	50,000	52,924
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	30,000	29,927
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	95,000	92,098
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	20,000	19,917
		6,465,254
Financials (7.5%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,251
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	90,000	92,697
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	90,000	94,058
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	210,000	214,700
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	759,000	685,243
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	450,000	441,474
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	175,000	160,232
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	234,000	234,930
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	45,000	46,940
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	736,000	692,259
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	305,000	305,253
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	118,263
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	25,000	25,383
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	105,000	100,923
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	367,000	415,605
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	263,000	262,867
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	172,000	154,826
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	170,000	173,284
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	125,000	111,998
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	270,000	255,496
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	253,000	240,544
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	110,000	114,533
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	204,000	201,110
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	25,000	26,637
Athene Global Funding 144A notes 5.526%, 7/11/31	105,000	107,977
Athene Global Funding 144A notes 5.349%, 7/9/27	245,000	250,280
Athene Global Funding 144A notes 1.985%, 8/19/28	547,000	496,952
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	204,982
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	199,111
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,240,513
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	400,655

24
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	$204,000	$204,792
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,690,000	1,613,991
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	572,000	518,704
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,133,000	1,047,668
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.968%, 9/15/26	83,000	83,232
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	722,000	797,718
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	245,000	244,541
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	195,000	200,011
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	500,000	351,778
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	117,000	111,247
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	170,000	141,311
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	88,000	83,883
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	285,000	248,425
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,737
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	410,000	416,220
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	295,000	293,484
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	207,762
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,178,000	965,487
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,792,000	1,760,446
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	408,000	403,971
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	214,000	200,926
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	512,000	512,798
CNO Global Funding 144A notes 4.95%, 9/9/29	315,000	316,355
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	718,000	702,954
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	160,000	154,822
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	239,000	232,923
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	130,000	134,227
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	90,000	96,359
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	398,404
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	60,000	63,291
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	643,000	650,949
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	647,000	676,733
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	85,000	92,927
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	90,000	90,280
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	264,000	264,380
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	25,000	26,141
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	246,000	217,837
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	84,000	84,406
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,677,000	1,667,578
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	85,000	88,630
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	490,000	399,278
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	190,000	157,802
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	98,000	98,228
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)	400,000	388,504
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	185,000	185,272
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	190,000	203,033
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	35,000	37,477
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	75,000	81,626
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	252,000	250,444
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	228,000	206,240
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	305,000	316,151
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,887,000	1,858,843
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,005,000	1,065,987
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	65,000	64,989
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	207,000	200,481
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31 R	60,000	63,674
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	75,000	73,351
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	294,558
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	183,000	196,890
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	15,000	15,843
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	10,000	10,415

Dynamic Asset Allocation Conservative Fund
25

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Financials cont.
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	$236,000	$226,284
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	429,277
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	305,000	312,774
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,758,000	1,729,345
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	507,000	502,033
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	110,000	114,314
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	43,000	45,380
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	78,388
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	140,000	137,296
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	186,000	162,761
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	70,000	72,118
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	75,000	75,957
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	20,000	20,379
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	110,000	105,799
Pebblebrook Hotel LP/PEB Finance Corp. 144A sr. unsec. notes 6.375%, 10/15/29	20,000	20,149
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	95,000	95,566
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	825,000	813,723
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	150,000	156,422
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	149,000	134,595
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	66,000	62,953
Protective Life Global Funding 144A 5.467%, 12/8/28	195,000	204,095
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	20,000	20,945
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	90,000	93,077
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	629,000	617,332
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	390,000	388,210
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	150,000	155,293
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	390,000	388,539
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	389,000	390,756
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	311,000	304,352
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,090,000	1,070,198
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	239,218
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	754,000	636,524
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	374,000	375,747
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	149,000	145,445
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	2,203,000	2,014,609
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	155,000	161,299
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	260,000	259,609
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	81,000	79,911
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	147,000	111,304
		43,956,366
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	230,000	236,770
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	384,000	351,960
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	320,000	329,602
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	140,000	134,593
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	50,000	52,938
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	75,000	67,806
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	462,000	426,453
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	255,000	263,658
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	80,000	71,676
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	60,000	58,756
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	50,000	46,143
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	45,000	42,399
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	60,000	66,194
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	45,000	44,317
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	75,000	63,403
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	90,000	82,901
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	25,000	26,319
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	122,000	115,164
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	20,965	21,327
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	172,988	162,110

26
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.		Principal amount	Value
Health care cont.
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		$185,000	$191,272
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	162,822
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	77,816
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		166,000	166,314
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	42,911
GE HealthCare Technologies, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 11/15/27		165,000	171,723
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		200,000	203,830
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	115,000	119,174
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$84,000	84,121
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	73,847
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		280,000	291,826
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	471,756
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		254,000	264,963
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	206,411
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		86,000	86,587
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	193,584
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	75,809
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	44,187
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	449,186
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		876,000	785,938
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		100,000	103,546
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		142,000	144,790
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		466,000	473,016
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		375,000	333,590
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		235,000	241,127
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	135,156
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	121,444
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		55,000	49,887
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		190,000	189,435
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		75,000	72,373
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	122,111
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	213,445
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		419,000	368,180
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		346,000	326,113
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	126,090
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		99,000	87,538
			9,936,407
Technology (1.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		45,000	43,582
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		739,000	710,358
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		351,000	316,552
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		34,000	35,596
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		161,000	166,537
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	464,941
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,240,000	1,212,047
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		80,000	82,438
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		66,000	55,965
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		260,000	261,097
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		45,000	45,831
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		155,000	154,351
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	29,063
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		45,000	43,819
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		65,000	60,218
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	68,658
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		95,000	89,247
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		107,000	105,119
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		54,000	53,483
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		107,000	106,813

Dynamic Asset Allocation Conservative Fund
27

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Technology cont.
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	$392,000	$391,083
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	185,000	180,681
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	195,000	190,386
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	487,000	510,590
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	261,000	274,085
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	133,000	125,234
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	398,000	329,255
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	137,000	124,700
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	917,000	753,431
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	239,000	243,912
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	80,000	85,661
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	70,000	66,676
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	387,000	260,483
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	387,000	270,392
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	27,170
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	155,000	142,079
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	426,000	365,667
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	125,000	118,556
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	185,000	171,103
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	90,000	93,062
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	80,000	74,019
		8,903,940
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	70,000	69,942
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	61,250	61,126
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	288,000	256,522
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	150,000	147,070
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	133,000	133,093
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	300,000	306,061
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	208,761
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	310,000	318,556
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	40,000	38,677
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	105,000	109,529
		1,649,337
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	158,000	151,671
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	316,000	273,804
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	140,000	147,797
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	462,000	461,744
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	110,000	96,711
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	60,000	58,146
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	172,000	189,397
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	160,000	143,317
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	155,000	161,840
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	446,000	374,107
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	551,000	535,516
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	211,000	242,381
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	241,000	236,080
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	420,000	441,263
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	410,000	363,712
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	837,000	799,763
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	68,000	69,751
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	810,000	801,427
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	130,000	137,375
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	402,000	411,729
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	31,000	32,148
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	165,000	168,665
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	125,000	120,910
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	343,000	400,733
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	185,000	189,033

28
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.4%)* cont.	Principal amount	Value
Utilities and power cont.
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	$184,000	$184,796
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	70,000	79,017
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	91,000	93,253
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	463,000	382,801
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	50,000	48,817
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	61,000	57,179
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	575,000	607,450
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	235,000	244,204
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	50,000	52,569
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	95,000	94,433
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	178,000	188,647
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	163,000	168,696
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	75,000	77,372
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	195,000	204,619
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	835,000	844,111
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	25,000	26,210
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	80,000	81,732
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	195,000	208,543
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	219,000	214,777
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	50,000	52,637
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	64,734
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	45,000	48,482
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	174,000	174,488
		11,208,587
Total corporate bonds and notes (cost $135,103,435)		$131,189,827
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$267,344	$279,129
5.50%, TBA, 10/1/54	1,000,000	1,009,786
4.50%, TBA, 10/1/54	6,000,000	5,925,122
4.50%, 5/20/49	15,534	15,344
4.00%, TBA, 10/1/54	4,000,000	3,867,693
3.00%, TBA, 10/1/54	6,000,000	5,472,181
3.00%, with due dates from 8/20/49 to 1/20/54	14,998,477	13,721,684
		30,290,939
U.S. Government Agency Mortgage Obligations (14.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	204,880	211,668
4.00%, 9/1/45	115,948	114,784
2.50%, with due dates from 8/1/50 to 8/1/51	2,169,779	1,886,425
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,633,118	1,685,289
5.28%, 12/1/28	147,000	153,287
4.69%, 8/1/28	63,000	64,410
4.00%, 1/1/57	343,005	330,445
3.50%, with due dates from 6/1/56 to 2/1/57	2,389,363	2,222,805
3.50%, 4/1/52	1,217,679	1,147,561
3.00%, with due dates from 4/1/46 to 4/1/52	8,426,928	7,690,427
2.73%, 9/1/29	189,000	178,303
2.50%, with due dates from 7/1/50 to 8/1/51	15,453,683	13,482,261
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	5,000,000	5,155,247
6.00%, TBA, 10/1/54	3,000,000	3,066,555
5.50%, TBA, 10/1/54	4,000,000	4,046,943
5.00%, TBA, 10/1/54	14,000,000	13,992,890
3.50%, TBA, 10/1/54	8,000,000	7,450,589

Dynamic Asset Allocation Conservative Fund
29

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.1%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.50%, TBA, 10/1/54	$16,000,000	$13,813,134
2.50%, TBA, 10/1/39	11,000,000	10,313,333
		87,006,356
Total U.S. government and agency mortgage obligations (cost $122,243,304)		$117,297,295
U.S. TREASURY OBLIGATIONS (0.0%)*	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/15/32 [i]	$122,000	$114,459
1.875%, 2/28/27 [i]	9,000	8,659
0.250%, 8/31/25 [i]	10,000	9,661
Total U.S. treasury obligations (cost $132,779)		$132,779
MORTGAGE-BACKED SECURITIES (5.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (1.3%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$242,334	$244,227
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,719,567	308,790
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,403,519	545,711
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,202,271	799,638
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,587,923	512,548
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,541,596	581,108
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,417,824	503,135
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	24,128	28,670
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,545,979	480,842
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,766,788	334,629
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	42,365	46,193
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.593%, 4/15/44	2,816,470	325,774
REMICs Ser. 3391, PO, zero %, 4/15/37	2,225	1,930
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,028,961	372,667
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	3,916,958	673,770
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,737,917	403,469
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,619,109	475,390
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,280	4,406
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	747	622
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51 W	303,031	304,609
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,703,741	565,985
FRB Ser. 16-H16, Class LI, IO, 2.355%, 7/20/66 W	4,031,504	192,170
Ser. 15-H26, Class EI, IO, 1.757%, 10/20/65 W	638,802	24,398
		7,730,681
Commercial mortgage-backed securities (1.6%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.797%, 6/15/36	284,000	280,983
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.06%, 5/15/53 W	3,114,992	127,480
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.277%, 11/17/38 (Cayman Islands)	57,472	57,490
BANK FRB Ser. 19-BN20, Class XA, IO, 0.932%, 9/15/62 W	3,720,305	122,045
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	121,000	104,949
FRB Ser. 19-C4, Class XA, IO, 1.666%, 8/15/52 W	2,558,948	146,509
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	4,765,000	323,541
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.479%, 12/16/36 (Cayman Islands)	291,854	291,398
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	182,000	167,879
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	179,000	168,170
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	28,794	26,658
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	140,000	121,506

30
Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	$68,017	$63,546
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	217,000	199,104
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48 W	289,000	283,658
FRB Ser. 15-LC19, Class C, 4.377%, 2/10/48 W	370,000	354,242
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	199,626	195,888
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	197,000	185,849
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	192,000	189,626
FRB Ser. 14-UBS4, Class XA, IO, 0.98%, 8/10/47 W	770,952	17
FRB Ser. 14-UBS6, Class XA, IO, 0.806%, 12/10/47 W	2,023,590	34
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	299,000	183,888
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.355%, 4/15/50 W	161,000	143,406
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	255,000	245,839
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	264,000	257,779
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	390,033
FRB Ser. 20-C19, Class XA, IO, 1.212%, 3/15/53 W	5,656,501	257,959
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	413,165	374,317
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 4.09%, 10/25/48 W	309,000	305,680
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.461%, 11/16/36 (Cayman Islands)	111,422	110,900
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 4.071%, 7/15/45 W	175,782	164,225
FRB Ser. 14-C25, Class XA, IO, 0.897%, 11/15/47 W	1,592,484	28
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.302%, 4/15/46 W	115,118	3
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.415%, 2/17/39	171,000	170,893
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	153,000	148,035
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.465%, 5/15/48 W	193,000	186,386
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46 W	178,216	162,400
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.795%, 8/15/45 W	314,000	290,139
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	183,000	181,701
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	193,000	181,400
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.461%, 8/9/37 (Cayman Islands)	238,231	235,399
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	116,626	117,027
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	357,873	28
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.132%, 12/15/50 W	2,560,609	65,589
FRB Ser. 18-C8, Class XA, IO, 0.964%, 2/15/51 W	3,206,803	75,220
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.229%, 6/16/36	9,581	9,570
Wells Fargo Commercial Mortgage Trust
Ser. 15-NXS1, Class AS, 3.406%, 5/15/48	171,000	168,098
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	200,873
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52 W	3,347,684	195,281
FRB Ser. 16-LC25, Class XA, IO, 0.962%, 12/15/59 W	3,871,974	52,320
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.082%, 7/15/46 W	401,000	146,373
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.142%, 3/15/45 W	628,000	562,564
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default) † W	171,704	63,924
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46 W	153,000	64,171
		9,122,020
Residential mortgage-backed securities (non-agency) (2.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	417,191	238,758
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138%, (6.138%, 9/1/28) 9/29/69 ††	147,000	147,539
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	32,756	32,195
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	53,345	51,235
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.569%, 9/25/45	43,920	40,699

Dynamic Asset Allocation Conservative Fund
31

MORTGAGE-BACKED SECURITIES (5.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.28%, 8/25/69	$170,900	$169,811
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	250,000	237,600
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.124%, 5/25/35 W	72,652	71,401
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.394%, 12/25/35	300,314	192,038
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.255%, 2/20/47	195,179	156,001
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147%, (7.147%, 6/1/28), 7/25/69 ††	146,202	148,570
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.074%, 12/27/60 W	131,017	130,653
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	128,183	127,867
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	176,288	186,167
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.095%, 4/25/28	60,142	62,159
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.98%, 9/25/42	12,000	12,689
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.23%, 6/25/42	174,958	179,947
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 8.18%, 4/25/42	12,000	12,426
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.93%, 7/25/42	325,395	334,220
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.58%, 8/25/42	36,079	36,946
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.48%, 5/25/42	57,469	58,420
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.43%, 9/25/42	9,533	9,647
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	8,634	8,696
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.38%, 10/25/33	66,238	67,831
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.363%, 3/25/43	82,747	83,834
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 6/25/43	31,959	32,141
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 4/25/42	27,684	28,058
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	32,469	32,846
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	41,241	41,577
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.13%, 1/25/42	176,000	178,576
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.08%, 11/25/41	346,000	349,865
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 1/25/34	29,704	29,859
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.78%, 10/25/41	146,000	146,876
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.58%, 2/25/42	81,767	81,948
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.28%, 1/25/42	85,277	85,103
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 6.23%, 12/25/41	40,773	40,669
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.08%, 10/25/41	7,538	7,530
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	65,774	65,247

32
Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.345%, 8/25/28	$127,615	$134,032
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.145%, 8/25/28	199,333	209,363
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.395%, 9/25/28	111,984	115,367
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.295%, 10/25/28	24,642	25,820
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.095%, 4/25/28	403,979	421,100
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.845%, 1/25/29	292,992	305,565
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.745%, 5/25/29	211,499	221,126
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 4/25/29	146,590	153,491
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 1/25/29	358,476	372,520
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.045%, 9/25/29	27,000	28,332
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.945%, 7/25/29	300,463	310,850
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.195%, 2/25/30	55,362	57,328
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.045%, 2/25/30	11,144	11,225
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.745%, 1/25/31	70,408	72,386
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.78%, 3/25/42	44,000	46,296
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.38%, 3/25/42	44,000	45,886
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 4/25/42	497,000	513,586
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 1/25/42	380,000	390,337
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.213%, 6/25/42	40,072	41,330
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.83%, 7/25/42	31,143	31,986
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.763%, 9/25/42	79,869	81,423
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.663%, 12/25/42	21,420	22,013
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.58%, 1/25/43	41,786	42,656
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.545%, 11/25/39	35,705	35,946
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	133,153	135,037
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.28%, 3/25/42	101,188	102,683
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.213%, 9/25/43	12,897	12,992
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.18%, 12/25/41	100,000	101,287
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.98%, 7/25/43	26,201	26,311
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 12/25/41	102,000	102,818
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.493%, 9/25/44	145,000	145,363

Dynamic Asset Allocation Conservative Fund
33

MORTGAGE-BACKED SECURITIES (5.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.48%, 1/25/42	$100,700	$100,718
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.413%, 3/25/44	21,096	21,113
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 6.393%, 9/25/44	53,000	53,159
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.38%, 5/25/44	51,903	51,931
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 7/25/44	9,453	9,457
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 12/25/41	53,829	53,742
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.18%, 11/25/41	13,110	13,095
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	133,430	132,629
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,178	181,637
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 6.693%, 2/25/55	157,000	157,300
JPMorgan Mortgage Trust 144A FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	141,573	143,648
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.769%, 2/25/34	234,369	233,928
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	148,100	149,262
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.794%, 8/25/34	44,064	42,512
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.659%, 8/26/47 W	41,245	41,318
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	9,757	9,647
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.019%, 10/25/34	104,319	103,013
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.797%, 7/25/54	261,231	261,425
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	516,532	525,878
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	209,000	205,205
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	66,217	63,267
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	477,235
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	403,000	360,227
Ser. 21-3, Class A1, 1.127%, 6/25/56 W	127,792	110,066
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.819%, 5/25/47	342,988	273,976
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.329%, 1/25/37	72,377	63,060
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	174,000	165,240
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.929%, 7/25/45	86,060	85,810
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 5.849%, 11/25/34	98,926	92,249
FRB Ser. 04-AR3, Class A2, 5.712%, 6/25/34 W	83,682	77,569
		12,493,415
Total mortgage-backed securities (cost $28,879,334)		$29,346,116
COLLATERALIZED LOAN OBLIGATIONS (1.8%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.615%, 4/23/34 (Cayman Islands)	$250,000	$250,180
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	250,000	250,274
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	250,000	251,022
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/32 (Cayman Islands)	200,000	200,235
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	251,687
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	250,000	250,251
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.546%, 10/19/37 (Cayman Islands)	250,000	250,608

34
Dynamic Asset Allocation Conservative Fund

COLLATERALIZED LOAN OBLIGATIONS (1.8%)* cont.	Principal amount	Value
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	$200,000	$201,341
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	275,000	275,186
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,413
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.497%, 10/24/37 (Cayman Islands)	250,000	250,682
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	200,000	200,153
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	250,000	250,245
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	249,948
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	250,000	250,246
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	250,000	251,426
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	250,000	250,062
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.802%, 4/20/37 (Cayman Islands)	200,000	200,550
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.701%, 7/18/37 (Cayman Islands)	250,000	250,934
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.782%, 4/20/37	250,000	251,411
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	150,000	150,156
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	250,000	250,254
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	250,000	250,484
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.536%, 7/16/36 (Cayman Islands)	250,000	251,582
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.761%, 4/15/36 (Jersey)	250,000	250,247
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,706
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	250,000	250,259
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	250,000	250,171
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.733%, 7/22/38 (Cayman Islands)	250,000	250,878
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	300,000	300,261
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.38%, 5/15/32 (Cayman Islands)	293,000	293,732
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	250,000	250,368
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	250,000	250,290
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.691%, 7/15/39 (Cayman Islands)	250,000	251,033
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	258,000	258,323
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	250,000	250,196
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.213%, 7/15/34 (Cayman Islands)	250,000	250,247
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/21/34 (Cayman Islands)	250,000	250,260
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	250,000	250,229
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.744%, 10/20/34 (Cayman Islands)	150,000	150,137
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.823%, 1/15/32 (Cayman Islands)	246,615	246,871

Dynamic Asset Allocation Conservative Fund
35

COLLATERALIZED LOAN OBLIGATIONS (1.8%)* cont.	Principal amount	Value
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	$150,000	$150,146
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.101%, 1/15/37 (Jersey)	250,000	251,853
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	250,000	250,433
Total collateralized loan obligations (cost $10,598,524)		$10,645,970
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$238,832
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		$400,000	406,262
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		400,000	409,341
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	239,208
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	256,835
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		200,000	188,826
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	203,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	261,799
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		200,000	210,918
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	216,825
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		280,000	282,183
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	629,873
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		250,000	249,424
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		220,000	240,909
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	199,852
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	199,900
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	205,682
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		480,000	461,102
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	300,068
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		280,000	238,917
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		350,000	301,337
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		250,000	304,263
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	62,264
Total foreign government and agency bonds and notes (cost $6,206,531)			$6,308,520
COMMODITY LINKED NOTES (0.5%)*†††	Principal amount	Value
Goldman Sachs International 144A notes compound SOFR less 0.08%, 10/27/25 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$2,934,000	$2,926,084
Total commodity Linked Notes (cost $2,934,000)		$2,926,084
SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 6.604%, 12/20/29	$17,021	$17,091
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.695%, 11/23/27	99,612	98,481
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.529%, 4/30/28	29,776	27,925
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.383%, 3/15/30	85,000	76,996
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	52,929	49,989
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/16/28	14,812	14,802
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	34,651	34,773
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	64,735	64,917
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	74,658	72,985
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	19,847	19,921
		477,880
Capital goods (—%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	29,923	28,996
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	24,467	24,477
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	86,435	86,706
		140,179
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.345%, 9/13/29	44,775	42,122
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29	48,161	47,499
		89,621

36
Dynamic Asset Allocation Conservative Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.96%, 8/21/28	$21,134	$21,115
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	15,000	14,988
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.847%, 1/27/29	74,580	74,458
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.251%, 1/27/31	79,800	77,882
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.968%, 5/30/31	34,823	34,204
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	73,621	73,694
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	94,074	88,564
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28	46,502	46,174
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (in default) †	55,000	825
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	34,911	34,745
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31	29,850	29,767
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29	82,049	81,552
		577,968
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.695%, 11/18/29	80,000	77,650
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27	53,559	53,552
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.595%, 3/27/28	68,556	68,755
		199,957
Financials (—%)
HUB International, Ltd. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.225%, 6/20/30	12,929	12,925
		12,925
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27	64,556	64,403
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	81,000	81,025
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28	40,681	40,743
		186,171
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	24,688	24,616
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.595%, 5/8/31	55,000	54,966
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	59,850	58,756
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.595%, 10/5/28	56,714	56,840
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	9,975	9,987
		205,165
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	45,833	47,189
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	59,700	59,887
		107,076
Total senior loans (cost $2,051,538)		$1,996,942
ASSET-BACKED SECURITIES (0.2%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	$430,000	$430,213
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.865%, 10/27/25	425,000	427,553
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.757%, 8/4/25	430,000	430,215
Total asset-backed securities (cost $1,285,000)		$1,287,981
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$67,000	$58,776
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	46,998
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	31,319
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	40,000	50,420
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	55,000	68,998
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	30,000	31,209
Total convertible bonds and notes (cost $280,346)		$287,720

Dynamic Asset Allocation Conservative Fund
37

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. 3.38% cv. pfd.	925	$62,891
Hewlett Packard EnterpriseCo. $3.65 cv. pfd. †	1,216	73,580
Total convertible preferred stocks (cost $107,050)		$136,471
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$21,131,014	$3,667	$48,036
Total purchased options outstanding (cost $843,410)				$48,036
SHORT-TERM INVESTMENTS (8.9%)*	Principal amount/shares	Value
Canadian Imperial Bank of Commerce commercial paper 5.021%, 10/17/24 (Canada)	$2,750,000	$2,743,720
Gotham Funding Corp. asset-backed commercial paper 5.062%, 12/9/24 (Japan)	1,500,000	1,486,209
Liberty Street Funding, LLC asset-backed commercial paper 5.275%, 10/30/24 (Canada)	2,650,000	2,639,301
Matchpoint Finance PLC asset-backed commercial paper 5.174%, 11/8/24 (Ireland)	606,000	602,839
Putnam Short Term Investment Fund Class P 5.04% L	Shares 28,891,524	28,891,524
Sheffield Receivables Co., LLC asset-backed commercial paper 5.063%, 12/10/24 (United Kingdom)	$2,750,000	2,724,281
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% P	Shares 370,000	370,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 5.383%, 10/17/24 (Singapore)	$2,000,000	1,995,468
U.S. Treasury Bills 5.317%, 10/24/24 #	8,756,000	8,729,610
U.S. Treasury Bills 5.158%, 11/19/24 #	600,000	596,207
Victory Receivables Corp. asset-backed commercial paper 5.223%, 10/9/24 (Japan)	1,115,000	1,113,651
Total short-term investments (cost $51,887,858)		$51,892,810
TOTAL INVESTMENTS
Total investments (cost $542,868,483)	$655,245,241
Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
38
Dynamic Asset Allocation Conservative Fund

*	Percentages indicated are based on net assets of $584,821,853.
†††	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,958,410 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $14,575,580)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/16/24	$12,585	$12,589	$(4)
	British Pound	Sell	12/18/24	50,529	51,004	475
	Danish Krone	Sell	12/18/24	145,620	145,540	(80)
	Euro	Buy	12/18/24	52,481	52,664	(183)
	Japanese Yen	Buy	11/20/24	207,079	209,931	(2,852)
	Swedish Krona	Buy	12/18/24	7,176	7,184	(8)
Barclays Bank PLC
	Euro	Sell	12/18/24	25,459	25,290	(169)
	Hong Kong Dollar	Buy	11/20/24	154,951	154,960	(9)
	Japanese Yen	Buy	11/20/24	142,992	141,156	1,836
	New Zealand Dollar	Buy	10/16/24	34,180	34,195	(15)
	New Zealand Dollar	Sell	10/16/24	34,180	33,964	(216)
	Norwegian Krone	Buy	12/18/24	2,095	2,099	(4)
	Singapore Dollar	Sell	11/20/24	116,216	112,804	(3,412)
	Swedish Krona	Buy	12/18/24	881,499	873,683	7,816
	Swiss Franc	Sell	12/18/24	43,256	43,108	(148)
Citibank, N.A.
	Israeli Shekel	Buy	10/16/24	6,493	6,452	41
Goldman Sachs International
	Israeli Shekel	Buy	10/16/24	115,645	115,321	324
	Swiss Franc	Buy	12/18/24	179,219	178,848	371
HSBC Bank USA, National Association
	British Pound	Sell	12/18/24	41,037	40,437	(600)
	Danish Krone	Sell	12/18/24	28,200	28,131	(69)
	Euro	Sell	12/18/24	238,511	238,373	(138)
	Hong Kong Dollar	Buy	11/20/24	117,710	117,710	—
	Israeli Shekel	Buy	10/16/24	9,740	9,712	28

Dynamic Asset Allocation Conservative Fund
39

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $14,575,580) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	HSBC Bank USA, National Association cont.
		Japanese Yen	Buy	11/20/24	$32,297	$31,044	$1,253
		Swedish Krona	Buy	12/18/24	23,672	23,437	235
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	40,770	40,174	(596)
		Canadian Dollar	Sell	10/16/24	219,973	217,843	(2,130)
		Danish Krone	Sell	12/18/24	112,427	112,151	(276)
		Euro	Sell	12/18/24	72,804	72,580	(224)
		Norwegian Krone	Sell	12/18/24	261,647	260,133	(1,514)
		Swiss Franc	Buy	12/18/24	19,423	19,384	39
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/16/24	102,827	114,727	(11,900)
		British Pound	Sell	12/18/24	64,163	63,222	(941)
		Canadian Dollar	Sell	10/16/24	1,452,680	1,438,672	(14,008)
		Hong Kong Dollar	Sell	11/20/24	82,052	81,985	(67)
		Japanese Yen	Buy	11/20/24	442,818	445,323	(2,505)
		Singapore Dollar	Buy	11/20/24	5,304	5,320	(16)
		Swiss Franc	Buy	12/18/24	56,959	56,845	114
	NatWest Markets PLC
		British Pound	Sell	12/18/24	208,930	205,846	(3,084)
		Japanese Yen	Buy	11/20/24	251,593	251,913	(320)
		Swedish Krona	Buy	12/18/24	28,120	27,843	277
		Swiss Franc	Buy	12/18/24	595,568	594,271	1,297
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	875,237	837,446	37,791
		British Pound	Buy	12/18/24	38,631	38,718	(87)
		Canadian Dollar	Buy	10/16/24	58,359	58,594	(235)
		Chinese Yuan (Offshore)	Buy	11/20/24	536,049	525,879	10,170
		Danish Krone	Buy	12/18/24	38,500	38,542	(42)
		Euro	Sell	12/18/24	1,429,503	1,426,580	(2,923)
		Japanese Yen	Buy	11/20/24	116,022	112,444	3,578
		New Zealand Dollar	Buy	10/16/24	28,398	27,295	1,103
		New Zealand Dollar	Sell	10/16/24	28,398	28,409	11
		Swedish Krona	Buy	12/18/24	71,866	71,145	721
		Swiss Franc	Buy	12/18/24	794,806	793,616	1,190
	UBS AG
		Australian Dollar	Buy	10/16/24	707,271	683,614	23,657
		British Pound	Sell	12/18/24	1,321,353	1,304,529	(16,824)
		Canadian Dollar	Sell	10/16/24	46,968	46,520	(448)
		Hong Kong Dollar	Buy	11/20/24	75,229	75,227	2
		Israeli Shekel	Sell	10/16/24	131,396	130,987	(409)
		Japanese Yen	Buy	11/20/24	170,327	170,670	(343)
		Swiss Franc	Buy	12/18/24	323,523	323,646	(123)
	WestPac Banking Corp.
		Euro	Sell	12/18/24	1,187,531	1,183,851	(3,680)
	Unrealized appreciation						92,329
	Unrealized (depreciation)						(70,602)
	Total						$21,727
*	The exchange currency for all contracts listed is the United States Dollar.

40
Dynamic Asset Allocation Conservative Fund

FUTURES CONTRACTS OUTSTANDING at 9/30/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	228	$28,142,713	$28,360,920	Dec-24	$(605,251)
Russell 2000 Index E-Mini (Long)	1	111,499	112,460	Dec-24	4,784
S&P 500 Index E-Mini (Long)	4	1,152,496	1,162,850	Dec-24	30,248
S&P 500 Index E-Mini (Short)	334	96,233,416	97,097,975	Dec-24	(2,527,644)
S&P Mid Cap 400 Index E-Mini (Long)	1	312,194	314,860	Dec-24	13,379
U.S. Treasury Bond 30 yr (Long)	147	18,255,563	18,255,563	Dec-24	(81,990)
U.S. Treasury Bond Ultra 30 yr (Long)	158	21,028,813	21,028,813	Dec-24	(167,975)
U.S. Treasury Bond Ultra 30 yr (Short)	3	399,281	399,281	Dec-24	3,026
U.S. Treasury Note 2 yr (Long)	219	45,605,039	45,605,039	Dec-24	86,550
U.S. Treasury Note 5 yr (Long)	408	44,832,188	44,832,188	Dec-24	29,982
U.S. Treasury Note 5 yr (Short)	17	1,868,008	1,868,008	Dec-24	(1,651)
U.S. Treasury Note 10 yr (Long)	277	31,655,906	31,655,906	Dec-24	20,084
U.S. Treasury Note Ultra 10 yr (Short)	24	2,839,125	2,839,125	Dec-24	(774)
Unrealized appreciation					188,053
Unrealized (depreciation)					(3,385,285)
Total					$(3,197,232)
WRITTEN OPTIONS OUTSTANDING at 9/30/24 (premiums $268,608)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$21,131,014	$3,667	$15,249
Total				$15,249
TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $9,848,242)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	$2,000,000	10/15/24	$2,023,471
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	3,000,000	10/15/24	2,998,477
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	3,000,000	10/15/24	2,949,550
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	1,000,000	10/15/24	960,440
Uniform Mortgage-Backed Securities, 3.00%, 10/1/54	1,000,000	10/15/24	897,655
Total			$9,829,593
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$31,969,000	$332,829E	$(408,826)	12/18/26	US SOFR — Annually	3.80% — Annually	$(75,996)
	27,688,000	288,260E	351,330	12/18/26	3.80% — Annually	US SOFR — Annually	63,069
	56,873,000	1,090,483E	1,487,102	12/18/29	3.60% — Annually	US SOFR — Annually	396,618
	35,800,000	350,088E	(804,384)	12/18/34	US SOFR — Annually	3.40% — Annually	(458,976)
	1,875,000	29,651E	28,417	12/18/54	3.20% — Annually	US SOFR — Annually	58,068
	6,229,000	98,505E	(94,805)	12/18/54	US SOFR — Annually	3.20% — Annually	(193,310)
	Total	$558,834		$(210,527)
E	Extended effective date.
OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$9,676,065	$9,748,253	$—	9/25/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$67,205
9,676,830	9,719,442	—	9/25/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(38,249)

Dynamic Asset Allocation Conservative Fund
41

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24 cont.
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$12,790,075	$12,988,161	$ —	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$194,584
	11,854,867	12,102,851	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(240,944)
	Upfront premium received		—	Unrealized appreciation			261,789
	Upfront premium (paid)		—	Unrealized (depreciation)			(279,193)
	Total	$—		Total			$(17,404)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
NRG Energy, Inc.	Utilities and power	1,211	$110,322	1.13%
Unum Group	Financials	1,855	110,235	1.13%
Allison Transmission Holdings, Inc.	Capital goods	1,145	110,008	1.13%
Vistra Corp.	Utilities and power	921	109,223	1.12%
Constellation Energy Corp.	Utilities and power	420	109,201	1.12%
Qualcomm, Inc.	Technology	638	108,453	1.11%
MGIC Investment Corp.	Financials	4,210	107,774	1.11%
Toll Brothers, Inc.	Consumer cyclicals	694	107,279	1.10%
Booking Holdings, Inc.	Consumer cyclicals	25	107,269	1.10%
Ventas, Inc.	Health care	1,665	106,752	1.10%
O’Reilly Automotive, Inc.	Consumer cyclicals	93	106,617	1.09%
Vornado Realty Trust	Financials	2,704	106,522	1.09%
NVR, Inc.	Consumer cyclicals	11	106,445	1.09%
Gartner, Inc.	Technology	208	105,620	1.08%
Manhattan Associates, Inc.	Technology	372	104,745	1.07%
Uber Technologies, Inc.	Consumer staples	1,375	103,333	1.06%
Equitable Holdings, Inc.	Financials	2,454	103,122	1.06%
Johnson Controls International PLC	Capital goods	1,320	102,413	1.05%
Targa Resources Corp.	Energy	681	100,724	1.03%
Cirrus Logic, Inc.	Technology	804	99,921	1.03%
Expedia Group, Inc.	Consumer cyclicals	654	96,853	0.99%
Freeport-McMoRan, Inc.	Basic materials	1,927	96,197	0.99%
J.M. Smucker Co. (The)	Consumer staples	791	95,827	0.98%
General Motors Co.	Consumer cyclicals	2,134	95,704	0.98%
Wintrust Financial Corp.	Financials	872	94,641	0.97%
Autonation, Inc.	Consumer cyclicals	526	94,108	0.97%
East West Bancorp, Inc.	Financials	1,119	92,569	0.95%
Southwest Airlines Co.	Transportation	3,091	91,579	0.94%
American International Group, Inc.	Financials	1,239	90,749	0.93%
Textron, Inc.	Capital goods	1,016	90,006	0.92%
Fair Isaac Corp.	Technology	45	88,269	0.91%
Applied Materials, Inc.	Technology	428	86,471	0.89%
Cadence Design Systems, Inc.	Technology	319	86,390	0.89%
Synopsys, Inc.	Technology	170	86,083	0.88%
TransUnion	Consumer cyclicals	822	86,046	0.88%
Natera, Inc.	Health care	676	85,855	0.88%
eBay, Inc.	Technology	1,302	84,745	0.87%
DocuSign, Inc.	Technology	1,303	80,934	0.83%
Procore Technologies, Inc.	Technology	1,298	80,105	0.82%
Arista Networks, Inc.	Technology	209	80,067	0.82%
Pure Storage, Inc. Class A	Technology	1,593	80,051	0.82%
Jacobs Solutions, Inc.	Capital goods	611	79,994	0.82%

42
Dynamic Asset Allocation Conservative Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Hologic, Inc.	Health care	965	$78,645	0.81%
MGM Resorts International	Consumer cyclicals	1,995	78,001	0.80%
Valero Energy Corp.	Energy	561	75,765	0.78%
Tapestry, Inc.	Consumer cyclicals	1,599	75,120	0.77%
Synchrony Financial	Financials	1,506	75,107	0.77%
Pinterest, Inc. Class A	Technology	2,232	72,264	0.74%
Axis Capital Holdings, Ltd.	Financials	905	72,021	0.74%
Affiliated Managers Group, Inc.	Financials	402	71,483	0.73%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
MicroStrategy, Inc. Class A	Technology	654	$110,294	1.13%
BWX Technologies, Inc.	Capital goods	998	108,457	1.12%
Monolithic Power Systems, Inc.	Technology	117	108,081	1.11%
AppLovin Corp. Class A	Technology	825	107,683	1.11%
NortonLifeLock, Inc.	Technology	3,914	107,369	1.10%
Domino’s Pizza, Inc.	Consumer staples	250	107,363	1.10%
Tyler Technologies, Inc.	Technology	182	106,205	1.09%
DT Midstream, Inc.	Energy	1,347	105,930	1.09%
D.R. Horton, Inc.	Consumer cyclicals	553	105,575	1.09%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	593	105,129	1.08%
Equifax, Inc.	Consumer cyclicals	355	104,176	1.07%
Jack Henry & Associates, Inc.	Technology	585	103,289	1.06%
Stanley Black & Decker, Inc.	Consumer cyclicals	938	103,288	1.06%
Kinsale Capital Group, Inc.	Financials	220	102,263	1.05%
Universal Health Services, Inc. Class B	Health care	441	100,956	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,849	99,448	1.02%
RPM International, Inc.	Basic materials	817	98,835	1.02%
Watsco, Inc.	Consumer staples	198	97,216	1.00%
Digital Realty Trust, Inc.	Financials	597	96,610	0.99%
Ross Stores, Inc.	Consumer cyclicals	636	95,676	0.98%
Ciena Corp.	Technology	1,535	94,543	0.97%
Texas Instruments, Inc.	Technology	453	93,654	0.96%
Chesapeake Energy Corp.	Energy	1,124	92,439	0.95%
Take-Two Interactive Software, Inc.	Technology	590	90,709	0.93%
Generac Holdings, Inc.	Capital goods	545	86,651	0.89%
Entegris, Inc.	Technology	758	85,349	0.88%
Cooper Cos., Inc. (The)	Health care	758	83,608	0.86%
RB Global, Inc.	Consumer cyclicals	1,023	82,351	0.85%
Micron Technology, Inc.	Technology	793	82,223	0.85%
Lithia Motors, Inc.	Consumer cyclicals	253	80,257	0.83%
PTC, Inc.	Technology	441	79,658	0.82%
Bunge Global SA	Basic materials	808	78,057	0.80%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	5,690	77,664	0.80%
Amdocs, Ltd.	Technology	882	77,145	0.79%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	609	75,662	0.78%
Healthcare Realty Trust, Inc.	Financials	4,139	75,123	0.77%
Super Micro Computer, Inc.	Technology	177	73,884	0.76%
Atmos Energy Corp.	Utilities and power	525	72,798	0.75%
T Rowe Price Group, Inc.	Financials	663	72,232	0.74%
CarMax, Inc.	Consumer cyclicals	911	70,492	0.73%
Carnival Corp.	Consumer cyclicals	3,772	69,713	0.72%
Wynn Resorts, Ltd.	Consumer cyclicals	725	69,468	0.71%
Thor Industries, Inc.	Consumer cyclicals	619	68,011	0.70%
Tesla, Inc.	Consumer cyclicals	259	67,734	0.70%

Dynamic Asset Allocation Conservative Fund
43

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Ball Corp.	Capital goods	995	$67,550	0.70%
CH Robinson Worldwide, Inc.	Transportation	605	66,725	0.69%
Royal Gold, Inc.	Basic materials	456	64,014	0.66%
Coherent Corp.	Capital goods	701	62,341	0.64%
Affirm Holdings, Inc.	Consumer cyclicals	1,518	61,983	0.64%
Fox Corp. Class B	Consumer cyclicals	1,594	61,848	0.64%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rio Tinto PLC (United Kingdom)	Basic materials	1,268	$90,107	0.69%
Weyerhaeuser Co.	Basic materials	2,504	84,790	0.65%
Iberdrola SA (Spain)	Utilities and power	5,337	82,729	0.64%
AT&T, Inc.	Communication services	3,712	81,670	0.63%
Leidos Holdings, Inc.	Technology	493	80,299	0.62%
Holcim AG (Switzerland)	Basic materials	811	79,401	0.61%
Lockheed Martin Corp.	Capital goods	134	78,080	0.60%
Deutsche Telekom AG (Germany)	Communication services	2,650	78,050	0.60%
Endesa SA (Spain)	Utilities and power	3,548	77,734	0.60%
SEI Investments Co.	Financials	1,123	77,725	0.60%
Veralto Corp.	Capital goods	693	77,529	0.60%
Automatic Data Processing, Inc.	Consumer cyclicals	280	77,384	0.60%
SS&C Technologies Holdings, Inc.	Technology	1,040	77,153	0.59%
SSE PLC (United Kingdom)	Utilities and power	3,045	76,922	0.59%
Consolidated Edison, Inc.	Utilities and power	738	76,858	0.59%
Central Japan Railway Co. (Japan)	Transportation	3,297	76,455	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	450	76,056	0.59%
ENGIE SA (France)	Utilities and power	4,377	75,793	0.58%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	8,502	75,362	0.58%
TotalEnergies SE (France)	Energy	1,149	75,018	0.58%
Exor NV (Netherlands)	Financials	698	74,943	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	559	74,494	0.57%
Exxon Mobil Corp.	Energy	635	74,438	0.57%
PepsiCo, Inc.	Consumer staples	434	73,826	0.57%
Sekisui Chemical Co., Ltd. (Japan)	Financials	4,732	73,817	0.57%
Smiths Group PLC (United Kingdom)	Capital goods	3,279	73,769	0.57%
ConocoPhillips	Energy	698	73,519	0.57%
Rio Tinto, Ltd. (Australia)	Basic materials	818	73,237	0.56%
Elisa Oyj (Finland)	Communication services	1,357	72,095	0.56%
BP PLC (United Kingdom)	Energy	13,541	71,146	0.55%
Intact Financial Corp. (Canada)	Financials	370	71,134	0.55%
Honeywell International, Inc.	Capital goods	341	70,420	0.54%
Fortum OYJ (Finland)	Utilities and power	4,181	69,030	0.53%
Telenor ASA (Norway)	Communication services	5,290	67,801	0.52%
Hartford Financial Services Group, Inc. (The)	Financials	575	67,678	0.52%
PPG Industries, Inc.	Basic materials	508	67,283	0.52%
Danone SA (France)	Consumer staples	922	67,261	0.52%
Eni SpA (Italy)	Utilities and power	4,359	66,558	0.51%
Garmin, Ltd.	Technology	377	66,368	0.51%
Colgate-Palmolive Co.	Consumer staples	630	65,431	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	2,869	64,657	0.50%
George weston, Ltd. (Canada)	Consumer staples	380	63,785	0.49%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	5,315	62,602	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	232	62,040	0.48%
MSCI, Inc.	Technology	106	61,627	0.47%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	862	59,689	0.46%

44
Dynamic Asset Allocation Conservative Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Hologic, Inc.	Health care	723	$58,883	0.45%
Philip Morris International, Inc.	Consumer staples	485	58,871	0.45%
Jack Henry & Associates, Inc.	Technology	332	58,528	0.45%
VeriSign, Inc.	Technology	305	57,995	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Keppel, Ltd. (Singapore)	Capital goods	15,084	$78,008	0.64%
Pernod Ricard SA (France)	Consumer staples	509	77,096	0.64%
Hermes International (France)	Consumer cyclicals	31	75,522	0.62%
Allianz SE (Germany)	Financials	227	74,890	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	28,641	74,842	0.62%
Paychex, Inc.	Technology	538	72,255	0.60%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	5,848	72,124	0.60%
Realty Income Corp.	Financials	1,131	71,758	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	1,513	71,236	0.59%
Sempra	Utilities and power	852	71,215	0.59%
Visa, Inc. Class A	Financials	253	69,530	0.57%
London Stock Exchange Group PLC (United Kingdom)	Financials	501	68,743	0.57%
Heineken NV (Netherlands)	Consumer staples	770	68,456	0.57%
Entergy Corp.	Utilities and power	516	67,860	0.56%
Commonwealth Bank of Australia (Australia)	Financials	720	67,670	0.56%
Ameren Corp.	Utilities and power	755	66,015	0.55%
Orange SA (France)	Communication services	5,720	65,653	0.54%
Martin Marietta Materials, Inc.	Basic materials	122	65,511	0.54%
Equifax, Inc.	Consumer cyclicals	221	65,049	0.54%
Southern Co. (The)	Utilities and power	718	64,767	0.54%
Waste Connections, Inc.	Capital goods	356	63,608	0.53%
Erste Group Bank AG (Czech Republic)	Financials	1,156	63,566	0.53%
Swisscom AG (Switzerland)	Communication services	96	63,094	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,551	63,043	0.52%
Magna International, Inc. (Canada)	Consumer cyclicals	1,535	63,027	0.52%
Blackstone, Inc.	Financials	409	62,615	0.52%
Telus Corp. (Canada)	Communication services	3,668	61,607	0.51%
Alexandria Real Estate Equities, Inc.	Financials	513	60,919	0.50%
Metso Oyj (Finland)	Capital goods	5,670	60,749	0.50%
FirstEnergy Corp.	Utilities and power	1,366	60,565	0.50%
Dominion Energy, Inc.	Utilities and power	1,018	58,813	0.49%
Vulcan Materials Co.	Consumer cyclicals	230	57,495	0.48%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	797	57,355	0.47%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	332	56,691	0.47%
Westlake Corp.	Basic materials	375	56,303	0.47%
Chesapeake Energy Corp.	Energy	681	56,034	0.46%
Mastercard, Inc. Class A	Consumer cyclicals	112	55,133	0.46%
Antofagasta PLC (Chile)	Basic materials	2,029	54,775	0.45%
Walmart, Inc.	Consumer cyclicals	678	54,736	0.45%
Duke Energy Corp.	Utilities and power	466	53,687	0.44%
Prosus NV (China)	Technology	1,214	53,190	0.44%
Alliant Energy Corp.	Utilities and power	871	52,853	0.44%
Persimmon PLC (United Kingdom)	Financials	2,397	52,844	0.44%
AXA SA (France)	Financials	1,356	52,243	0.43%
Occidental Petroleum Corp.	Energy	1,007	51,914	0.43%
Snam SpA (Italy)	Utilities and power	10,098	51,516	0.43%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,889	51,503	0.43%
Straumann Holding AG (Switzerland)	Health care	312	51,083	0.42%

Dynamic Asset Allocation Conservative Fund
45

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Air Liquide SA (France)	Basic materials	264	$51,076	0.42%
Prologis, Inc.	Financials	402	50,780	0.42%
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$32,862	$97,267	$25,503	5/11/63	500 bp — Monthly	$7,440
	JPMorgan Securities LLC
	CMBX NA A.7 Index	B-/P	8,025	49,798	8,680	1/17/47	200 bp — Monthly	(638)
	CMBX NA BB.10 Index	CCC+/P	4,092	51,000	20,512	5/11/63	500 bp — Monthly	(10,809)
	CMBX NA BBB–.8 Index	B/P	2,807	16,317	1,994	10/17/57	300 bp — Monthly	821
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	13,500	107,000	8,731	12/16/72	200 bp — Monthly	4,805
	CMBX NA BB.6 Index	CCC-/P	34,179	98,811	25,908	5/11/63	500 bp — Monthly	8,353
	Upfront premium received		95,465	Unrealized appreciation				21,419
	Upfront premium (paid)		—	Unrealized (depreciation)				(11,447)
	Total	$95,465		Total				$9,972
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$49,798	$8,680	1/17/47	(200 bp) — Monthly	$7,306
	CMBX NA BB.10 Index	(51,511)	111,000	44,644	11/17/59	(500 bp) — Monthly	(6,960)
	CMBX NA BB.10 Index	(37,883)	94,000	37,807	11/17/59	(500 bp) — Monthly	(154)
	CMBX NA BB.10 Index	(37,883)	94,000	37,807	11/17/59	(500 bp) — Monthly	(154)
	CMBX NA BB.10 Index	(19,747)	49,000	19,708	11/17/59	(500 bp) — Monthly	(80)
	CMBX NA BB.6 Index	(15,981)	62,272	16,328	5/11/63	(500 bp) — Monthly	295
	CMBX NA BB.8 Index	(28,578)	62,025	23,123	10/17/57	(500 bp) — Monthly	(5,506)
	Goldman Sachs International
	CMBX NA BB.6 Index	(36,283)	107,560	28,202	5/11/63	(500 bp) — Monthly	(8,170)
	CMBX NA BB.8 Index	(21,232)	48,868	18,218	10/17/57	(500 bp) — Monthly	(3,055)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	26,247	6,882	5/11/63	(500 bp) — Monthly	(19,395)
	CMBX NA BBB–.10 Index	(16,266)	129,000	22,330	11/17/59	(300 bp) — Monthly	5,999
	Merrill Lynch International
	CMBX NA BB.10 Index	(3,243)	57,000	22,925	11/17/59	(500 bp) — Monthly	19,635
	CMBX NA BBB–.10 Index	(10,400)	48,000	8,309	11/17/59	(300 bp) — Monthly	(2,115)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(3,953)	8,458	3,153	10/17/57	(500 bp) — Monthly	(807)
	CMBX NA BBB–.10 Index	(323)	1,000	173	11/17/59	(300 bp) — Monthly	(151)
	CMBX NA BBB–.8 Index	(3,705)	16,317	1,994	10/17/57	(300 bp) — Monthly	(1,720)
	Upfront premium received	—	Unrealized appreciation				33,235
	Upfront premium (paid)	(314,600)	Unrealized (depreciation)				(48,267)
	Total	$(314,600)	Total				$(15,032)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

46
Dynamic Asset Allocation Conservative Fund

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(329,430)	$4,518,000	$329,683	12/20/29	500 bp — Quarterly	$2,136
	CDX NA IG Series 43 Index	BBB+/P	(957,627)	42,600,000	952,408	12/20/29	100 bp — Quarterly	1,881
	Total	$(1,287,057)		$4,017
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Conservative Fund
47

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$9,095,424	$5,231,683	$—
Capital goods	11,154,485	2,881,172	—
Communication services	5,483,284	764,928	—
Conglomerates	2,657,747	1,526,361	—
Consumer cyclicals	42,923,511	6,657,888	—
Consumer staples	15,702,938	4,446,342	—
Energy	7,915,055	2,229,898	—
Financials	29,568,446	12,336,572	—
Health care	27,802,826	7,349,950	1,552
Technology	86,396,104	5,329,818	—
Transportation	5,576,386	659,425	—
Utilities and power	6,682,599	1,374,296	—
Total common stocks	250,958,805	50,788,333	1,552
Asset-backed securities	—	1,287,981	—
Collateralized loan obligations	—	10,645,970	—
Commodity linked notes	—	2,926,084	—
Convertible bonds and notes	—	287,720	—
Convertible preferred stocks	73,580	62,891	—
Corporate bonds and notes	—	131,189,827	—
Foreign government and agency bonds and notes	—	6,308,520	—
Mortgage-backed securities	—	29,346,116	—
Purchased options outstanding	—	48,036	—
Senior loans	—	1,996,942	—
U.S. government and agency mortgage obligations	—	117,297,295	—
U.S. treasury obligations	—	132,779	—
Short-term investments	370,000	51,522,810	—
Totals by level	$251,402,385	$403,841,304	$1,552
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$21,727	$—
	Futures contracts	(3,197,232)	—	—
	Written options outstanding	—	(15,249)	—
	TBA sale commitments	—	(9,829,593)	—
	Interest rate swap contracts	—	(769,361)	—
	Total return swap contracts	—	(17,404)	—
	Credit default contracts	—	1,505,149	—
	Totals by level	$(3,197,232)	$(9,104,731)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

48
Dynamic Asset Allocation Conservative Fund

Financial Statements

Statement of assets and liabilities

9/30/24

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $513,976,959)	$626,353,717
Affiliated issuers (identified cost $28,891,524) (Note 5)	28,891,524
Foreign currency (cost $68,602) (Note 1)	68,214
Dividends, interest and other receivables	2,758,498
Foreign tax reclaim	568,258
Receivable for shares of the fund sold	1,455,964
Receivable for investments sold	840,456
Receivable for sales of TBA securities (Note 1)	6,857,797
Receivable for variation margin on futures contracts (Note 1)	144,617
Receivable for variation margin on centrally cleared swap contracts (Note 1)	529,394
Unrealized appreciation on forward currency contracts (Note 1)	92,329
Unrealized appreciation on OTC swap contracts (Note 1)	316,443
Premium paid on OTC swap contracts (Note 1)	314,600
Deposits with broker (Note 1)	2,421,624
Receivable from broker (Note 1)	6,780
Prepaid assets	39,543
Total assets	671,659,758

LIABILITIES
Payable to custodian	3,986
Payable for investments purchased	928,597
Payable for purchases of TBA securities (Note 1)	71,377,597
Payable for shares of the fund repurchased	1,232,297
Payable for compensation of Manager (Note 2)	241,552
Payable for custodian fees (Note 2)	77,088
Payable for investor servicing fees (Note 2)	160,249
Payable for Trustee compensation and expenses (Note 2)	152,641
Payable for administrative services (Note 2)	1,095
Payable for distribution fees (Note 2)	111,439
Payable for variation margin on futures contracts (Note 1)	966,053
Payable for variation margin on centrally cleared swap contracts (Note 1)	531,237
Unrealized depreciation on OTC swap contracts (Note 1)	338,907
Premium received on OTC swap contracts (Note 1)	95,465
Unrealized depreciation on forward currency contracts (Note 1)	70,602
Written options outstanding, at value (premiums $268,608) (Note 1)	15,249
TBA sale commitments, at value (proceeds receivable $9,848,242) (Note 1)	9,829,593
Collateral on certain derivative contracts, at value (Notes 1 and 9)	502,779
Other accrued expenses	201,479
Total liabilities	86,837,905
Net assets	$584,821,853

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$502,259,263
Total distributable earnings (Note 1)	82,562,590
Total — Representing net assets applicable to capital shares outstanding	$584,821,853
(Continued on next page)
Dynamic Asset Allocation Conservative Fund	49

Statement of assets and liabilities

9/30/24 cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($368,551,366 divided by 33,179,843 shares)	$11.11
Offering price per class A share (100/94.25 of $11.11)*	$11.79
Net asset value and offering price per class C share ($41,799,666 divided by 3,826,400 shares)**	$10.92
Net asset value, offering price and redemption price per class P share ($16,755,069 divided by 1,501,467 shares)	$11.16
Net asset value, offering price and redemption price per class R share ($4,207,668 divided by 365,101 shares)	$11.52
Net asset value, offering price and redemption price per class R5 share ($5,491 divided by 491 shares)	$11.18
Net asset value, offering price and redemption price per class R6 share ($67,809,359 divided by 6,070,838 shares)	$11.17
Net asset value, offering price and redemption price per class Y share ($85,693,234 divided by 7,670,492 shares)	$11.17
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
50	Dynamic Asset Allocation Conservative Fund

Statement of operations

Year ended 9/30/24

Investment income
Interest (including interest income of $938,019 from investments in affiliated issuers) (Note 5)	$13,081,999
Dividends (net of foreign tax of $143,368)	4,521,918
Other income (Note 1)	291,441
Total investment income	17,895,358

EXPENSES
Compensation of Manager (Note 2)	2,808,701
Investor servicing fees (Note 2)	656,758
Custodian fees (Note 2)	155,552
Trustee compensation and expenses (Note 2)	25,810
Distribution fees (Note 2)	1,363,705
Administrative services (Note 2)	13,539
Other	392,008
Total expenses	5,416,073
Expense reduction (Note 2)	(16,814)
Net expenses	5,399,259
Net investment income	12,496,099

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	40,090,613
Foreign currency transactions (Note 1)	(21,884)
Forward currency contracts (Note 1)	(31,340)
Futures contracts (Note 1)	(17,481,345)
Swap contracts (Note 1)	3,131,338
Total net realized gain	25,687,382
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	68,683,437
Assets and liabilities in foreign currencies	33,957
Forward currency contracts	(44,910)
Futures contracts	(4,729,973)
Swap contracts	(483,128)
Written options	314,973
Total change in net unrealized appreciation	63,774,356
Net gain on investments	89,461,738
Net increase in net assets resulting from operations	$101,957,837

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund	51

Statement of changes in net assets

	Year ended 9/30/24	Year ended 9/30/23
Increase (decrease) in net assets
Operations
Net investment income	$12,496,099	$14,929,255
Net realized gain (loss) on investments and foreign currency transactions	25,687,382	(5,188,146)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	63,774,356	42,050,901
Net increase in net assets resulting from operations	101,957,837	51,792,010
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,613,406)	(6,946,693)
Class B	(17,486)	(36,575)
Class C	(809,651)	(780,960)
Class P	(301,118)	(1,380,529)
Class R	(92,067)	(81,168)
Class R5	(321)	(12,779)
Class R6	(1,795,554)	(1,701,270)
Class Y	(2,003,063)	(2,641,280)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(15,184,398)
Class B	—	(157,934)
Class C	—	(2,833,013)
Class P	—	(7,336,581)
Class R	—	(213,256)
Class R5	—	(1,467)
Class R6	—	(3,225,769)
Class Y	—	(5,717,512)
Decrease from capital share transactions (Note 4)	(29,853,268)	(292,065,198)
Total increase (decrease) in net assets	58,471,903	(288,524,372)
Net assets
Beginning of year	526,349,950	814,874,322
End of year	$584,821,853	$526,349,950

The accompanying notes are an integral part of these financial statements.

52	Dynamic Asset Allocation Conservative Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
September 30, 2024	$9.44	.23	1.70	1.93	(.26)	—	(.26)	$11.11	20.64	$368,551	1.00	2.27	372
September 30, 2023	9.49	.21	.35	.56	(.19)	(.42)	(.61)	9.44	5.97	324,689	1.03	2.18	456
September 30, 2022	11.83	.16	(1.99)	(1.83)	(.16)	(.35)	(.51)	9.49	(16.17)	354,957.98		1.51	361
September 30, 2021	11.22	.14	.87	1.01	(.16)	(.24)	(.40)	11.83	9.14	461,749.97		1.21	380
September 30, 2020	10.76	.16	.55	.71	(.22)	(.03)	(.25)	11.22	6.70	447,803.98		1.47	395
Class C
September 30, 2024	$9.29	.15	1.66	1.81	(.18)	—	(.18)	$10.92	19.63	$41,800	1.75	1.50	372
September 30, 2023	9.34	.14	.35	.49	(.12)	(.42)	(.54)	9.29	5.27	51,143	1.78	1.43	456
September 30, 2022	11.66	.08	(1.97)	(1.89)	(.08)	(.35)	(.43)	9.34	(16.88)	67,579	1.73	.76	361
September 30, 2021	11.06	.05	.86	.91	(.07)	(.24)	(.31)	11.66	8.36	99,034	1.72	.47	380
September 30, 2020	10.61	.08	.54	.62	(.14)	(.03)	(.17)	11.06	5.92	101,750	1.73	.73	395
Class P
September 30, 2024	$9.49	.28	1.68	1.96	(.29)	—	(.29)	$11.16	20.98	$16,755.63		2.68	372
September 30, 2023	9.52	.22	.40	.62	(.23)	(.42)	(.65)	9.49	6.55	8,748.64		2.31	456
September 30, 2022	11.88	.21	(2.02)	(1.81)	(.20)	(.35)	(.55)	9.52	(15.95)	169,945.60		1.92	361
September 30, 2021	11.26	.19	.87	1.06	(.20)	(.24)	(.44)	11.88	9.61	180,544.59		1.60	380
September 30, 2020	10.80	.20	.55	.75	(.26)	(.03)	(.29)	11.26	7.10	170,539.59		1.86	395
Class R
September 30, 2024	$9.79	.21	1.75	1.96	(.23)	—	(.23)	$11.52	20.20	$4,208	1.25	2.01	372
September 30, 2023	9.81	.19	.38	.57	(.17)	(.42)	(.59)	9.79	5.80	4,172	1.28	1.93	456
September 30, 2022	12.21	.14	(2.06)	(1.92)	(.13)	(.35)	(.48)	9.81	(16.39)	5,032	1.23	1.23	361
September 30, 2021	11.57	.12	.89	1.01	(.13)	(.24)	(.37)	12.21	8.82	8,115	1.22	.97	380
September 30, 2020	11.08	.14	.57	.71	(.19)	(.03)	(.22)	11.57	6.51	9,223	1.23	1.23	395
Class R5
September 30, 2024	$9.50	.26	1.70	1.96	(.28)	—	(.28)	$11.18	20.92	$5.74		2.49	372
September 30, 2023	9.53	.22	.38	.60	(.21)	(.42)	(.63)	9.50	6.32	15.75		2.26	456
September 30, 2022	11.88	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.53	(15.97)	3,726.71		1.80	361
September 30, 2021	11.26	.17	.88	1.05	(.19)	(.24)	(.43)	11.88	9.49	4,959.70		1.49	380
September 30, 2020	10.80	.19	.55	.74	(.25)	(.03)	(.28)	11.26	6.99	4,664.70		1.77	395
Class R6
September 30, 2024	$9.50	.27	1.69	1.96	(.29)	—	(.29)	$11.17	20.93	$67,809.67		2.60	372
September 30, 2023	9.54	.25	.36	.61	(.23)	(.42)	(.65)	9.50	6.43	62,971.68		2.53	456
September 30, 2022	11.89	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.54	(15.89)	77,067.64		1.85	361
September 30, 2021	11.27	.18	.88	1.06	(.20)	(.24)	(.44)	11.89	9.54	112,853.63		1.57	380
September 30, 2020	10.81	.20	.55	.75	(.26)	(.03)	(.29)	11.27	7.04	119,654.63		1.84	395
Class Y
September 30, 2024	$9.50	.26	1.69	1.95	(.28)	—	(.28)	$11.17	20.80	$85,693.75		2.52	372
September 30, 2023	9.54	.24	.36	.60	(.22)	(.42)	(.64)	9.50	6.31	72,630.78		2.43	456
September 30, 2022	11.89	.19	(2.01)	(1.82)	(.18)	(.35)	(.53)	9.54	(15.98)	132,583.73		1.75	361
September 30, 2021	11.27	.17	.88	1.05	(.19)	(.24)	(.43)	11.89	9.45	219,011.72		1.46	380
September 30, 2020	10.80	.19	.55	.74	(.24)	(.03)	(.27)	11.27	7.02	236,396.73		1.73	395
Dynamic Asset Allocation Conservative Fund
53

Financial highlights cont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

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Dynamic Asset Allocation Conservative Fund

Notes to financial statements 9/30/24

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through September 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Franklin Advisers adjusts portfolio allocations from time to time within a certain range for the fund to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Franklin Advisers may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Franklin Advisers may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Dynamic Asset Allocation Conservative Fund
55

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses

56
Dynamic Asset Allocation Conservative Fund

on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,032,185 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between

Dynamic Asset Allocation Conservative Fund
57

parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,389,439 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $71,404 on open derivative contracts subject to the Master Agreements . There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation

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on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, tax equalization, unrealized gains and losses on passive foreign investment companies, straddle loss deferrals, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $2,838,533 to increase undistributed net investment income, $2,372,999 to increase paid-in capital and $5,211,532 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$80,380,589
Unrealized depreciation	(21,425,644)
Net unrealized appreciation	58,954,945
Undistributed ordinary income	13,411,373
Undistributed long-term gains	3,628,884
Undistributed short-term gains	6,266,063
Cost for federal income tax purposes	$583,988,333

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.513% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML or PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL were to engage the services of PAC, Franklin Advisers or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 4, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those

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59

provisions required by regulation. On January 4, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$458,117
Class B	1,469
Class C	61,054
Class P	1,067
Class R	5,710
Class R5	15
Class R6	31,960
Class Y	97,366
Total	$656,758

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $16,814 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $428, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$151,608	$718,012	$869,620
Class B	1.00%	1.00%	543	10,419	$10,962
Class C	1.00%	1.00%	70,176	391,258	$461,434
Class R	1.00%	0.50%	3,607	18,082	$21,689
Total			$225,934	$1,137,771	$1,363,705

For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $10,420 from the sale of class A shares and received $16 and $426 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $25,400 from the sale of class A shares and received $5 and $750 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received $21 on class A redemptions. For the period from October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $137 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,135,326,555	$2,221,803,732
U.S. government securities (Long-term)	—	—
Total	$2,135,326,555	$2,221,803,732

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Dynamic Asset Allocation Conservative Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	3,713,492	$38,345,400	2,930,478	$28,220,496
Shares issued in connection with reinvestment of distributions	802,560	8,282,302	2,226,276	21,238,095
	4,516,052	46,627,702	5,156,754	49,458,591
Shares repurchased	(5,719,194)	(58,818,621)	(8,187,397)	(78,780,341)
Net decrease	(1,203,142)	$(12,190,919)	(3,030,643)	$(29,321,750)
	YEAR ENDED 9/30/24 *		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1,069	$10,816	1,530	$14,439
Shares issued in connection with reinvestment of distributions	1,654	16,566	18,236	172,029
	2,723	27,382	19,766	186,468
Shares repurchased	(214,700)	(2,205,417)	(231,885)	(2,223,102)
Net decrease	(211,977)	$(2,178,035)	(212,119)	$(2,036,634)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	362,802	$3,710,400	308,011	$2,912,189
Shares issued in connection with reinvestment of distributions	78,680	795,760	380,920	3,574,863
	441,482	4,506,160	688,931	6,487,052
Shares repurchased	(2,120,088)	(21,389,473)	(2,417,155)	(22,948,313)
Net decrease	(1,678,606)	$(16,883,313)	(1,728,224)	$(16,461,261)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	1,017,709	$10,788,402	2,919,632	$28,068,220
Shares issued in connection with reinvestment of distributions	28,897	301,118	912,113	8,717,110
	1,046,606	11,089,520	3,831,745	36,785,330
Shares repurchased	(467,356)	(4,868,333)	(20,757,215)	(200,684,831)
Net increase (decrease)	579,250	$6,221,187	(16,925,470)	$(163,899,501)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	74,655	$792,471	69,189	$691,125
Shares issued in connection with reinvestment of distributions	8,088	86,438	28,398	280,709
	82,743	878,909	97,587	971,834
Shares repurchased	(143,843)	(1,550,699)	(184,267)	(1,843,450)
Net decrease	(61,100)	$(671,790)	(86,680)	$(871,616)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	814	$8,552	5,985	$57,969
Shares issued in connection with reinvestment of distributions	31	321	1,474	14,246
	845	8,873	7,459	72,215
Shares repurchased	(1,979)	(20,752)	(396,917)	(3,992,026)
Net decrease	(1,134)	$(11,879)	(389,458)	$(3,919,811)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	925,107	$9,691,550	882,831	$8,558,152
Shares issued in connection with reinvestment of distributions	172,350	1,786,116	512,633	4,922,009
	1,097,457	11,477,666	1,395,464	13,480,161
Shares repurchased	(1,657,699)	(16,990,849)	(2,843,549)	(27,673,414)
Net decrease	(560,242)	$(5,513,183)	(1,448,085)	$(14,193,253)

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	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,996,724	$31,375,288	3,726,781	$36,122,263
Shares issued in connection with reinvestment of distributions	184,062	1,911,953	847,110	8,123,197
	3,180,786	33,287,241	4,573,891	44,245,460
Shares repurchased	(3,159,527)	(31,912,577)	(10,828,165)	(105,606,832)
Net increase (decrease)	21,259	$1,374,664	(6,254,274)	$(61,361,372)

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$7,097,244	$139,321,735	$117,527,455	$938,019	$28,891,524
Total Short-term investments	$7,097,244	$139,321,735	$117,527,455	$938,019	$28,891,524
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$6,000
Written equity option contracts (contract amount)	$4,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$17,600,000
Centrally cleared interest rate swap contracts (notional)	$153,100,000
OTC total return swap contracts (notional)	$42,000,000
OTC credit default contracts (notional)	$3,300,000
Centrally cleared credit default contracts (notional)	$38,700,000

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Dynamic Asset Allocation Conservative Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,590,642 *	Payables	$85,493
Foreign exchange contracts	Receivables	92,329	Payables	70,602
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	358,236 *	Payables, Net assets — Unrealized depreciation	3,427,337 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	847,531 *	Payables, Net assets — Unrealized depreciation	1,729,640 *
Total		$2,888,738		$5,313,072
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,104,948	$1,104,948
Foreign exchange contracts	—	—	(31,340)	—	(31,340)
Equity contracts	(649,426)	(20,290,316)	—	1,847,479	(19,092,263)
Interest rate contracts	—	2,808,971	—	178,911	2,987,882
Total	$(649,426)	$(17,481,345)	$(31,340)	$3,131,338	$(15,030,773)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(237,968)	$(237,968)
Foreign exchange contracts	—	—	(44,910)	—	(44,910)
Equity contracts	(1,135,479)	(7,627,584)	—	(62,917)	(8,825,980)
Interest rate contracts	—	2,897,611	—	(182,243)	2,715,368
Total	$(1,135,479)	$(4,729,973)	$(44,910)	$(483,128)	$(6,393,490)

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Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$170,304	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	67,205	—	—	—	—	194,584	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	187,687	46,290	—	—
Centrally cleared credit default contracts §	—	—	359,090	—	—	—	—	—	—
Futures contracts §	—	—	—	123,631	—	—	—	—	—
Forward currency contracts #	475	9,652	—	—	41	—	695	1,516	39
Purchased options **#	—	—	—	—	48,036	—	—	—	—
Total Assets	$475	$76,857	$529,394	$123,631	$48,077	$187,687	$241,569	$1,516	$39
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	174,327	—	—	—	—	—	—
OTC Total return swap contracts *#	—	38,249	—	—	—	—	240,944	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	25,422	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	356,910	—	—	—	—	—	—
Futures contracts §	—	—	—	384,100	—	—	—	—	—
Forward currency contracts #	3,127	3,973	—	—	—	—	—	807	4,740
Written options #	—	—	—	—	15,249	—	—	—	—
Total Liabilities	$3,127	$42,222	$531,237	$384,100	$15,249	$25,422	$240,944	$807	$4,740
Total Financial and Derivative Net Assets	$(2,652)	$34,635	$(1,843)	$(260,469)	$32,828	$162,265	$625	$709	$(4,701)
Total collateral received (pledged) †##	$—	$—	$—	$—	$32,828	$162,265	$625	$—	$—
Net amount	$(2,652)	$34,635	$(1,843)	$(260,469)	$—	$—	$—	$709	$(4,701)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$50,000	$220,000	$90,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—

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	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$170,304
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	261,789
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	29,125	31,163	5,303	—	—	—	—	—	299,568
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	359,090
Futures contracts §	20,986	—	—	—	—	—	—	—	144,617
Forward currency contracts #	—	—	114	1,574	54,564	23,659	—	—	92,329
Purchased options **#	—	—	—	—	—	—	—	—	48,036
Total Assets	$50,111	$31,163	$5,417	$1,574	$54,564	$23,659	$—	$—	$1,375,733
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	174,327
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	279,193
OTC Credit default contracts — protection sold *#	25,550	—	34,521	—	—	—	—	—	85,493
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	356,910
Futures contracts §	581,953	—	—	—	—	—	—	—	966,053
Forward currency contracts #	—	—	29,437	3,404	3,287	18,147	—	3,680	70,602
Written options #	—	—	—	—	—	—	—	—	15,249
Total Liabilities	$607,503	$—	$63,958	$3,404	$3,287	$18,147	$—	$3,680	$1,947,827
Total Financial and Derivative Net Assets	$(557,392)	$31,163	$(58,541)	$(1,830)	$51,277	$5,512	$—	$(3,680)	$(572,094)
Total collateral received (pledged) †##	$—	$31,163	$10,000	$—	$—	$—	$—	$—
Net amount	$(557,392)	$—	$(68,541)	$(1,830)	$51,277	$5,512	$—	$(3,680)
Controlled collateral received (including TBA commitments) **	$—	$123,118	$10,000	$—	$—	$—	$9,661	$—	$502,779
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—	$—
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $8,958,410 and $2,421,624, respectively.

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Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $6,602,072 as a capital gain dividend with respect to the taxable year ended September 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $1,571,942 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $3,042,243, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $8,009,599 of distributions paid as qualifying to be taxed as interest-related dividends.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
January 4, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
25,609,952	730,096	2,903,794
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
25,438,926	862,510	2,942,406
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
25,365,934	868,710	3,009,198
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management

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would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least January 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and

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profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant,

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actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Mixed-Asset Target Allocation Conservative Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	3rd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 320, 310 and 284 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38957-AFSOI 11/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: November 22, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: November 22, 2024